    As filed with the Securities and Exchange Commission on September 13, 2005


                                                      Registration No. 033-64410
                                                                       811-07798

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ------------------------------


                         POST-EFFECTIVE AMENDMENT NO. 15


                                    FORM S-6
                         ------------------------------
                  FOR THE REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                         ------------------------------
A.       Exact name of trust:

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                  VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

B.       Name of depositor:

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

C.       Complete address of depositor's principal executive office:

                                51 Madison Avenue
                            New York, New York 10010

D.       Name and complete address of agent for service:


                             Richard P. Bowman, Esq.
                           New York Life Insurance and
                               Annuity Corporation
                                1 Rockwood Road
                         Sleepy Hollow, New York 10591


                                    Copy to:

Sutherland Asbill & Brennan LLP, Esq.           Thomas F. English, Esq.
1275 Pennsylvania Avenue, NW                    Senior Vice President
Washington, DC 20004-2415                       and General Counsel
                                                New York Life Insurance Company
                                                51 Madison Avenue
                                                New York, New York  10010

It is proposed that this filing will become effective:


[x]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]  on May 1, 2005 pursuant to paragraph (b) of Rule 485.
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT--I

                      Supplement dated September 13, 2005
                        to Prospectus dated May 1, 2005

     This supplement amends the May 1, 2005 Prospectus for the Flexible Premium Variable Universal Life Insurance policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2005 Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

     The purposes of this supplement are:

          1. To describe three new Investment Divisions that will be available under all Series of the Policies as of November 11, 2005 (this supplement identifies the new Investment Divisions and provides information regarding each new Investment Division's fees, expenses, and investment objectives);

          2. To describe a name change for an Investment Division effective November 11, 2005; and

          3. To revise the example of "How the Policy Works."

     Keeping these purposes in mind, please note the following changes.

I.   NUMBER OF AVAILABLE INVESTMENT DIVISIONS

     Effective November 11, 2005, throughout the Prospectuses, all references to 29 Investment Divisions are changed to refer to 32 Investment Divisions.

     Effective November 11, 2005, on page 1 of the Prospectus, under POLICY FEATURES, add the following Investment Options:

     -- Royce Micro-Cap Portfolio

     -- Royce Small-Cap Portfolio

     -- Van Eck Worldwide Hard Assets

     Effective November 11, 2005, replace the first paragraph under IMPORTANT NOTICES at the bottom of page 1 of the prospectus with the following:

     THIS PROSPECTUS PROVIDES INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE MAINSTAY VP SERIES FUND, INC., THE ALGER AMERICAN FUND, THE CALVERT VARIABLE SERIES, INC., THE DREYFUS INVESTMENT PORTFOLIOS, THE FIDELITY VARIABLE INSURANCE PRODUCTS FUND, THE JANUS ASPEN SERIES, THE UNIVERSAL INSTITUTIONAL FUNDS, INC., THE ROYCE CAPITAL FUND, THE T. ROWE PRICE EQUITY SERIES, INC., AND VAN ECK WORLDWIDE INSURANCE TRUST (THE "FUNDS", EACH INDIVIDUALLY A "FUND").

II.   ADDITIONAL PORTFOLIOS AVAILABLE NOVEMBER 11, 2005

     Effective November 11, 2005, beginning on page 18 of the Prospectus, under the section entitled Fund Charges, add the following to the table of Fund Annual
Expenses:

                                                               ROYCE       ROYCE       VAN ECK
                                                             MICRO-CAP   SMALL-CAP    WORLDWIDE
                                                             PORTFOLIO   PORTFOLIO   HARD ASSETS
                                                             ---------   ---------   -----------
FUND ANNUAL EXPENSES
  (as a % of the average net assets for the fiscal year
     ended December 31, 2004)(a)
  Advisory Fees............................................    1.25%       1.00%        1.00%
  Administration Fees......................................    0.00%       0.00%        0.00%
  Other Expenses...........................................    0.09%       0.14%        0.20%
  Total Fund Annual Expenses...............................    1.34%       1.14%        1.20%

------------
(a) The Fund or its agents provided the fees and charges which are based on 2004 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.

     Effective November 11, 2005, beginning on page 25 of the Prospectus, add the following to the table showing the Funds and Eligible Portfolios, Investment Advisers, and Investment Objectives available under the policies:

----------------------------------------------------------------------------------------------------------
                FUND                        INVESTMENT ADVISER                INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------
Royce Capital Fund:
  --Royce Micro-Cap Portfolio                                           - Seeks long term growth of
                                                                          capital.
                                          Royce & Associates, LLC
  --Royce Small-Cap Portfolio                                           - Seeks long term growth of
                                                                          capital by investing primarily
                                                                          in equity securities issued by
                                                                          small companies.
----------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  --Van Eck Worldwide Hard Assets     Van Eck Associates Corporation    - Long term capital appreciation
                                                                          by investing globally, primarily
                                                                          in "hard asset securities" such
                                                                          as energy, forest products, real
                                                                          estate, and precious and
                                                                          industrial metals.
----------------------------------------------------------------------------------------------------------

III.  INVESTMENT DIVISION NAME CHANGE EFFECTIVE NOVEMBER 11, 2005

     Effective November 11, 2005, all references to the MainStay VP Growth--Initial Class are changed to MainStay VP Large Cap Growth.

     Effective November 11, 2005, on page 26 of the Prospectus, in the table of FUNDS AND ELIGIBLE PORTFOLIOS, Investment Advisers and Investment Objectives, delete the description of MainStay VP Growth -- Initial Class in its entirety, and replace it with the following:

----------------------------------------------------------------------------------------------------------
               FUND                         INVESTMENT ADVISER                 INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------

 MainStay VP Series Fund, Inc.
  --MainStay VP Large Cap               Subadvisor: Winslow Capital      - Seeks to invest, under normal
    Growth -- Initial Class                   Management Inc.              circumstances, at least 80% of
                                                                           its assets (net assets plus the
                                                                           amount of any borrowing for
                                                                           investment purposes) in large
                                                                           capitalization equity
                                                                           securities.
----------------------------------------------------------------------------------------------------------

IV.  HOW THE POLICY WORKS

     Effective November 11, 2005, delete the example under the section entitled, "How the Policy Works," in its entirety, and replace it with the following:

     This example assumes a 6% hypothetical gross investment return and current charges in the first Policy Year. It assumes a male insured issue age 35, a Scheduled Annual Premium of $3,000, an initial face amount of $250,000, and a selection of life insurance benefit option 1 by the policyowner. there is no guarantee that the current charges illustrated below will not change.

Scheduled Annual Premium.............................................   $3,000.00
less:    Sales expense charge (5%)...................................      150.00
         State tax charge (2%).......................................       60.00
         Federal tax charge (1.25%)..................................       37.50
                                                                        ---------
equals:  Net premium.................................................   $2,752.50
plus:    Net investment performance (varies daily)...................      110.26
less:    Monthly contract charges ($7 per month currently)...........       84.00
less:    Charges for cost of insurance (varies monthly)..............      384.70
                                                                        ---------
equals:  Cash Value..................................................   $2,394.60
less:    Surrender charge (25% of premium up to Surrender Charge
         Guideline Annual Premium plus 5% of excess premiums paid)...      750.00
less:    Balance of first year monthly contract charge(1)............      228.00
equals:  Cash Surrender Value (at end of year 1).....................   $1,416.06

------------
(1) In the first Policy Year, the excess of the annual charge over the annual charge applicable in renewal years is advanced to your Accumulation Value, and deduction is deferred to the earlier of the first policy anniversary or surrender of the policy.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                            MAINSTAY VP
                                                           MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                              BOND--       APPRECIATION--        CASH
                                                          INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 26,627,917     $231,885,420     $ 33,288,111

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         33,201          323,288           39,630
    Administrative charges..............................          3,503           43,035            4,037
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 26,591,213     $231,519,097     $ 33,244,444
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $ 13,637,015     $174,254,011     $ 15,070,844
    Group 2 Policies....................................      9,679,569       53,192,883       11,506,795
    Group 3 Policies....................................        527,861          248,802        2,255,295
    Group 4 Policies....................................      2,746,768        3,823,401        4,411,510
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 26,591,213     $231,519,097     $ 33,244,444
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      18.88     $      19.60     $       1.41
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      13.96     $       7.41     $       1.11
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      11.95     $       9.42     $       1.04
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.66     $      10.57     $       1.02
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 27,192,227     $236,341,443     $ 33,288,993
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $ 99,830,541     $ 32,023,251     $ 20,120,850     $ 87,841,375     $ 22,600,707     $ 18,320,292     $ 23,283,675

          134,833           36,962           25,310          110,310           28,293           21,605           24,846
           16,153            2,729            2,981           13,367            3,450            2,840            2,829
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 99,679,555     $ 31,983,560     $ 20,092,559     $ 87,717,698     $ 22,568,964     $ 18,295,847     $ 23,256,000
     ============     ============     ============     ============     ============     ============     ============
     $ 65,116,620     $ 11,056,373     $ 11,675,783     $ 53,870,007     $ 13,645,658     $  5,164,514     $  6,126,418
       30,883,679       16,830,358        5,838,837       24,317,069        6,258,445        3,914,322        6,775,319
          341,761          259,491          164,801          544,393               --               --               --
        3,337,495        3,837,338        2,413,138        8,986,229        2,664,861        2,594,402        4,691,325
               --               --               --               --               --        6,622,609        5,662,938
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 99,679,555     $ 31,983,560     $ 20,092,559     $ 87,717,698     $ 22,568,964     $ 18,295,847     $ 23,256,000
     ============     ============     ============     ============     ============     ============     ============
     $      26.99     $      18.52     $      17.63     $      24.45     $      18.82     $      13.25     $      11.33
     ============     ============     ============     ============     ============     ============     ============
     $      10.16     $      13.02     $      13.56     $      15.65     $      11.58     $      13.43     $      11.81
     ============     ============     ============     ============     ============     ============     ============
     $      10.25     $      12.27     $      11.45     $      15.78     $         --     $         --     $         --
     ============     ============     ============     ============     ============     ============     ============
     $      11.72     $      12.39     $      11.24     $      15.06     $      14.04     $      14.21     $      13.31
     ============     ============     ============     ============     ============     ============     ============
     $109,709,309     $ 29,606,450     $ 20,813,636     $ 82,015,362     $ 18,469,856     $ 14,724,550     $ 18,562,847
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             MID CAP          S&P 500         SMALL CAP
                                                             VALUE--          INDEX--          GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 28,945,228     $235,390,254     $ 20,513,088

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         31,945          303,412           22,904
    Administrative charges..............................          3,517           36,460            2,526
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 28,909,766     $235,050,382     $ 20,487,658
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  8,566,109     $146,431,795     $  4,958,185
    Group 2 Policies....................................      9,228,481       69,081,342        6,396,160
    Group 3 Policies....................................             --          817,388               --
    Group 4 Policies....................................      4,861,566       18,719,857        3,819,155
    Net assets retained in the Separate Accounts by New
      York Life Insurance and Annuity Corporation.......      6,253,610               --        5,314,158
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 28,909,766     $235,050,382     $ 20,487,658
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      12.51     $      29.91     $      10.63
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      12.59     $       9.82     $      10.93
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $      11.11     $         --
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      12.75     $      12.10     $      12.67
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 23,604,111     $211,459,763     $ 17,348,536
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     MAINSTAY VP                     MAINSTAY VP
                                      AMERICAN       MAINSTAY VP     EAGLE ASSET        ALGER             ALGER
     MAINSTAY VP                       CENTURY      DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH         LEVERAGED           SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES
    -----------------------------------------------------------------------------------------------------------------
    $ 59,724,579    $ 67,700,102    $  6,919,477    $  8,512,765    $ 17,161,809     $     63,693      $ 32,356,448

          82,502          87,671           7,608           9,255          20,594               --            41,059
          10,955          11,020             433             443             879               --             4,187
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 59,631,122    $ 67,601,411    $  6,911,436    $  8,503,067    $ 17,140,336     $     63,693      $ 32,311,202
    ============    ============    ============    ============    ============     ============      ============
    $ 44,038,306    $ 44,899,466    $  1,780,357    $  1,805,491    $  3,482,994     $         --      $ 16,480,154
      13,594,180      17,691,336       4,140,592       5,346,285      12,185,972               --        12,816,281
         100,913       1,035,907          91,127         117,569         214,075           63,693         1,310,980
       1,897,723       3,974,702         899,360       1,233,722       1,257,295               --         1,703,787
              --              --              --              --              --               --                --
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 59,631,122    $ 67,601,411    $  6,911,436    $  8,503,067    $ 17,140,336     $     63,693      $ 32,311,202
    ============    ============    ============    ============    ============     ============      ============
    $      20.69    $      21.86    $       9.75    $      10.57    $       6.74     $         --      $      10.59
    ============    ============    ============    ============    ============     ============      ============
    $      10.12    $      13.08    $      10.16    $      11.28    $       9.15     $         --      $       8.00
    ============    ============    ============    ============    ============     ============      ============
    $      10.88    $      11.25    $      11.86    $      11.76    $       9.08     $      12.90      $      12.62
    ============    ============    ============    ============    ============     ============      ============
    $      11.53    $      11.48    $      12.55    $      11.85    $      10.29     $         --      $      13.72
    ============    ============    ============    ============    ============     ============      ============
    $ 62,256,656    $ 61,461,107    $  6,024,906    $  7,413,577    $ 17,300,441     $     59,274      $ 24,781,910
    ============    ============    ============    ============    ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                          AMERICAN
                                                         CENTURY VP        AMERICAN          AMERICAN
                                                         INFLATION        CENTURY VP        CENTURY VP        CALVERT
                                                        PROTECTION--    INTERNATIONAL--      VALUE--           SOCIAL
                                                          CLASS II         CLASS II          CLASS II         BALANCED
                                                       ------------------------------------------------------------------
ASSETS:
  Investment at net asset value......................   $        706     $     53,357      $    973,233     $  3,935,737

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges...............             --               --                --            4,693
    Administrative charges...........................             --               --                --              381
                                                        ------------     ------------      ------------     ------------
      Total net assets...............................   $        706     $     53,357      $    973,233     $  3,930,663
                                                        ============     ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies.................................   $         --     $         --      $         --     $  1,517,524
    Group 2 Policies.................................             --               --                --        1,962,214
    Group 3 Policies.................................            706           53,357           973,233               --
    Group 4 Policies.................................             --               --                --          450,925
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity
      Corporation....................................             --               --                --               --
                                                        ------------     ------------      ------------     ------------
      Total net assets...............................   $        706     $     53,357      $    973,233     $  3,930,663
                                                        ============     ============      ============     ============
    Group 1 variable accumulation unit value.........   $         --     $         --      $         --     $      15.09
                                                        ============     ============      ============     ============
    Group 2 variable accumulation unit value.........   $         --     $         --      $         --     $      10.70
                                                        ============     ============      ============     ============
    Group 3 variable accumulation unit value.........   $      10.39     $      13.74      $      14.48     $         --
                                                        ============     ============      ============     ============
    Group 4 variable accumulation unit value.........   $         --     $         --      $         --     $      12.03
                                                        ============     ============      ============     ============
Identified Cost of Investment........................   $        697     $     47,453      $    889,362     $  3,709,194
                                                        ============     ============      ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                   FIDELITY(R)
                                                             FIDELITY(R)                                               VIP
      DREYFUS IP       DREYFUS VIF        FIDELITY(R)            VIP           FIDELITY(R)       FIDELITY(R)       INVESTMENT
      TECHNOLOGY        DEVELOPING            VIP              EQUITY-             VIP               VIP              GRADE
       GROWTH--         LEADERS--       CONTRAFUND(R)--       INCOME--          GROWTH--         INDEX 500--         BOND--
    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $  7,239,490      $    279,398       $120,476,079      $ 48,591,992      $    316,474      $    906,431      $     28,145

            7,918                --            155,812            59,854                --                --                --
              815                --             17,665             6,657                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  7,230,757      $    279,398       $120,302,602      $ 48,525,481      $    316,474      $    906,431      $     28,145
     ============      ============       ============      ============      ============      ============      ============
     $  3,085,834      $         --       $ 71,267,963      $ 27,122,348      $         --      $         --      $         --
        2,429,086                --         40,911,126        16,305,611                --                --                --
           75,148           279,398          1,376,143           400,942           316,474           906,431            28,145
        1,640,689                --          6,747,370         4,696,580                --                --                --
               --                --                 --                --                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  7,230,757      $    279,398       $120,302,602      $ 48,525,481      $    316,474      $    906,431      $     28,145
     ============      ============       ============      ============      ============      ============      ============
     $       8.79      $         --       $      21.71      $      18.57      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $       9.13      $         --       $      12.73      $      12.84      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $      11.56      $      14.20       $      13.26      $      12.46      $       9.36      $      10.78      $      11.18
     ============      ============       ============      ============      ============      ============      ============
     $      11.64      $         --       $      13.25      $      12.36      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $  6,688,730      $    229,030       $101,742,460      $ 42,926,500      $    272,391      $    843,890      $     27,920
     ============      ============       ============      ============      ============      ============      ============


      FIDELITY(R)
          VIP
       MID CAP--
     INITIAL CLASS
     -------------
     $  1,800,238
               --
               --
     ------------
     $  1,800,238
     ============
     $         --
               --
        1,800,238
               --
               --
     ------------
     $  1,800,238
     ============
     $         --
     ============
     $         --
     ============
     $      16.10
     ============
     $         --
     ============
     $  1,566,163
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                             JANUS ASPEN       JANUS ASPEN
                                                                           JANUS ASPEN         SERIES            SERIES
                                                         FIDELITY(R)         SERIES            MID CAP          WORLDWIDE
                                                             VIP           BALANCED--         GROWTH--          GROWTH--
                                                         OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                        INITIAL CLASS        SHARES            SHARES            SHARES
                                                       ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value......................   $    525,354      $105,303,238      $    113,709      $101,355,919

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges...............             --           133,336                --           136,182
    Administrative charges...........................             --            10,911                --            13,270
                                                        ------------      ------------      ------------      ------------
      Total net assets...............................   $    525,354      $105,158,991      $    113,709      $101,206,467
                                                        ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies.................................   $         --      $ 43,708,037      $         --      $ 52,682,901
    Group 2 Policies.................................             --        54,628,623                --        45,284,311
    Group 3 Policies.................................        525,354           335,230           113,709           240,715
    Group 4 Policies.................................             --         6,487,101                --         2,998,540
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity
      Corporation....................................             --                --                --                --
                                                        ------------      ------------      ------------      ------------
      Total net assets...............................   $    525,354      $105,158,991      $    113,709      $101,206,467
                                                        ============      ============      ============      ============
    Group 1 variable accumulation unit value.........   $         --      $      21.52      $         --      $      15.95
                                                        ============      ============      ============      ============
    Group 2 variable accumulation unit value.........   $         --      $      12.17      $         --      $       8.71
                                                        ============      ============      ============      ============
    Group 3 variable accumulation unit value.........   $      12.83      $      11.63      $      12.57      $       9.91
                                                        ============      ============      ============      ============
    Group 4 variable accumulation unit value.........   $         --      $      11.72      $         --      $      10.63
                                                        ============      ============      ============      ============
Identified Cost of Investment........................   $    470,480      $101,013,867      $     96,809      $126,959,772
                                                        ============      ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                      NEUBERGER
       MFS(R)          MFS(R)                                          BERMAN          T. ROWE         T. ROWE
      INVESTORS          NEW           MFS(R)          MFS(R)            AMT            PRICE           PRICE          VAN ECK
        TRUST         DISCOVERY       RESEARCH        UTILITIES        MID-CAP         EQUITY         LIMITED-        WORLDWIDE
      SERIES--        SERIES--        SERIES--        SERIES--        GROWTH--         INCOME         TERM BOND       ABSOLUTE
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      CLASS I        PORTFOLIO       PORTFOLIO        RETURN
    -----------------------------------------------------------------------------------------------------------------------------
    $     58,227    $     62,164    $         80    $     18,636    $     83,418    $ 34,876,957    $    162,093    $         --

              --              --              --              --              --          36,963              --              --
              --              --              --              --              --           2,599              --              --
    ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $     58,227    $     62,164    $         80    $     18,636    $     83,418    $ 34,837,395    $    162,093    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $ 10,984,328    $         --    $         --
              --              --              --              --              --      17,806,316              --              --
          58,227          62,164              80          18,636          83,418         625,577         162,093              --
              --              --              --              --              --       5,421,174              --              --
              --              --              --              --              --              --              --              --
    ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $     58,227    $     62,164    $         80    $     18,636    $     83,418    $ 34,837,395    $    162,093    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $      13.61    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $      13.78    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $      10.72    $      11.22    $      11.70    $      16.76    $      12.12    $      12.47    $      10.64    $       9.87
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $      12.55    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $     55,154    $     54,184    $         77    $     15,227    $     69,156    $ 30,013,769    $    166,601    $         --
    ============    ============    ============    ============    ============    ============    ============    ============


        VAN ECK
       WORLDWIDE
         HARD
        ASSETS
     -------------
     $     30,491
               --
               --
     ------------
     $     30,491
     ============
     $         --
               --
           30,491
               --
               --
     ------------
     $     30,491
     ============
     $         --
     ============
     $         --
     ============
     $      14.11
     ============
     $         --
     ============
     $     27,391
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                           VAN KAMPEN      VAN KAMPEN       VAN KAMPEN
                                                          UIF EMERGING    UIF EMERGING       UIF U.S.
                                                            MARKETS         MARKETS            REAL
                                                             DEBT--         EQUITY--         ESTATE--
                                                            CLASS I         CLASS I          CLASS I
                                                          ----------------------------------------------
ASSETS:
  Investment at net asset value.........................  $    23,554     $22,575,751      $    16,976

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................           --          30,010               --
    Administrative charges..............................           --           3,193               --
                                                          -----------     -----------      -----------
      Total net assets..................................  $    23,554     $22,542,548      $    16,976
                                                          ===========     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................  $        --     $12,535,948      $        --
    Group 2 Policies....................................           --       8,674,052               --
    Group 3 Policies....................................       23,554          75,079           16,976
    Group 4 Policies....................................           --       1,257,469               --
    Net assets retained in the Separate Accounts by New
      York Life Insurance and Annuity Corporation.......           --              --               --
                                                          -----------     -----------      -----------
      Total net assets..................................  $    23,554     $22,542,548      $    16,976
                                                          ===========     ===========      ===========
    Group 1 variable accumulation unit value............  $        --     $     13.45      $        --
                                                          ===========     ===========      ===========
    Group 2 variable accumulation unit value............  $        --     $     13.83      $        --
                                                          ===========     ===========      ===========
    Group 3 variable accumulation unit value............  $     12.05     $     14.88      $     16.37
                                                          ===========     ===========      ===========
    Group 4 variable accumulation unit value............  $        --     $     15.29      $        --
                                                          ===========     ===========      ===========
Identified Cost of Investment...........................  $    21,901     $15,000,126      $    14,885
                                                          ===========     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                          MAINSTAY VP                       MAINSTAY VP
                                         MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP
                                            BOND--       APPRECIATION--        CASH           STOCK--       CONVERTIBLE--
                                        INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $   948,146      $    564,031     $    311,302     $ 1,333,032      $   605,162
 Mortality and expense risk charges....     (130,998)       (1,251,636)        (173,429)       (503,046)        (136,998)
 Administrative charges................      (14,208)         (167,803)         (18,477)        (60,923)          (9,938)
                                         -----------      ------------     ------------     -----------      -----------
     Net investment income (loss)......      802,940          (855,408)         119,396         769,063          458,226
                                         -----------      ------------     ------------     -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....    4,000,628        10,358,763       26,369,405       4,435,458        1,528,185
 Cost of investments sold..............   (3,786,841)      (11,990,392)     (26,370,404)     (6,477,150)      (1,743,066)
                                         -----------      ------------     ------------     -----------      -----------
     Net realized gain/(loss) on
       investments.....................      213,787        (1,631,629)            (999)     (2,041,692)        (214,881)
 Realized gain distribution received...      285,018                --               --              --               --
 Change in unrealized appreciation
   (depreciation) on investments.......     (404,575)       10,280,633               31      10,488,760        1,429,485
                                         -----------      ------------     ------------     -----------      -----------
     Net gain (loss) on investments....       94,230         8,649,004             (968)      8,447,068        1,214,604
                                         -----------      ------------     ------------     -----------      -----------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $   897,170      $  7,793,596     $    118,428     $ 9,216,131      $ 1,672,830
                                         ===========      ============     ============     ===========      ===========

                                                                                                             MAINSTAY VP
                                                                                                               AMERICAN
                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                           S&P 500         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                           INDEX--          GROWTH--         RETURN--         VALUE--          GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $  3,506,663     $         --     $    998,651     $    737,320      $ 113,909
 Mortality and expense risk charges....    (1,129,680)         (78,938)        (317,006)        (328,806)       (26,961)
 Administrative charges................      (136,941)          (8,878)         (42,447)         (41,753)        (1,527)
                                         ------------     ------------     ------------     ------------      ---------
     Net investment income (loss)......     2,240,042          (87,816)         639,198          366,761         85,421
                                         ------------     ------------     ------------     ------------      ---------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     9,966,378          789,380        3,131,223        3,764,310        943,597
 Cost of investments sold..............    (9,676,119)        (696,398)      (2,892,194)      (3,598,271)      (894,789)
                                         ------------     ------------     ------------     ------------      ---------
     Net realized gain/(loss) on
       investments.....................       290,259           92,982          239,029          166,039         48,808
 Realized gain distribution received...            --               --               --               --             --
 Change in unrealized appreciation
   (depreciation) on investments.......    18,283,970        1,688,097        2,322,792        5,813,929        569,274
                                         ------------     ------------     ------------     ------------      ---------
     Net gain (loss) on investments....    18,574,229        1,781,079        2,561,821        5,979,968        618,082
                                         ------------     ------------     ------------     ------------      ---------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $ 20,814,271     $  1,693,263     $  3,201,019     $  6,346,729      $ 703,503
                                         ============     ============     ============     ============      =========

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      MAINSTAY VP
                       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP          MID CAP
     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--         VALUE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------
     $    832,319     $  5,836,334     $    195,668     $     80,320     $         --     $    221,175
          (99,287)        (390,314)         (88,020)         (65,701)         (78,504)        (104,648)
          (11,743)         (47,321)         (10,854)          (8,822)          (9,055)         (11,626)
     ------------     ------------     ------------     ------------     ------------     ------------
          721,289        5,398,699           96,794            5,797          (87,559)         104,901
     ------------     ------------     ------------     ------------     ------------     ------------
        2,889,176        8,463,151        1,169,501          412,924          778,415          885,809
       (2,807,376)      (9,744,553)        (970,234)        (345,462)        (741,494)        (773,437)
     ------------     ------------     ------------     ------------     ------------     ------------
           81,800       (1,281,402)         199,267           67,462           36,921          112,372
               --               --               --          375,345               --          247,151
         (267,240)       4,821,822        2,736,944        2,456,410        3,951,062        3,322,803
     ------------     ------------     ------------     ------------     ------------     ------------
         (185,440)       3,540,420        2,936,211        2,899,217        3,987,983        3,682,326
     ------------     ------------     ------------     ------------     ------------     ------------
     $    535,849     $  8,939,119     $  3,033,005     $  2,905,014     $  3,900,424     $  3,787,227
     ============     ============     ============     ============     ============     ============

     MAINSTAY VP      MAINSTAY VP         ALGER             ALGER
       DREYFUS        EAGLE ASSET        AMERICAN          AMERICAN          AMERICAN
        LARGE          MANAGEMENT       LEVERAGED           SMALL           CENTURY VP        AMERICAN          AMERICAN
       COMPANY           GROWTH         ALL CAP--      CAPITALIZATION--     INFLATION        CENTURY VP        CENTURY VP
       VALUE--          EQUITY--         CLASS O           CLASS O         PROTECTION--    INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS        SHARES            SHARES         CLASS II(B)        CLASS II          CLASS II
    -----------------------------------------------------------------------------------------------------------------------
     $    78,742      $    38,302      $        --       $        --       $       239       $     1,432      $     1,607
         (32,665)         (78,968)              --          (144,518)               --                --               --
          (1,533)          (3,337)              --           (14,798)               --                --               --
     -----------      -----------      -----------       -----------       -----------       -----------      -----------
          44,544          (44,003)              --          (159,316)              239             1,432            1,607
     -----------      -----------      -----------       -----------       -----------       -----------      -----------
         795,832        1,863,690          218,453         3,745,096            14,074           594,685            9,671
        (802,490)      (2,708,181)        (209,901)       (3,108,925)          (14,022)         (579,384)          (7,697)
     -----------      -----------      -----------       -----------       -----------       -----------      -----------
          (6,658)        (844,491)           8,552           636,171                52            15,301            1,974
              --               --               --                --                --                --            1,475
         758,460          427,820            1,648         3,824,409                 9              (750)          57,602
     -----------      -----------      -----------       -----------       -----------       -----------      -----------
         751,802         (416,671)          10,200         4,460,580                61            14,551           61,051
     -----------      -----------      -----------       -----------       -----------       -----------      -----------
     $   796,346      $  (460,674)     $    10,200       $ 4,301,264       $       300       $    15,983      $    62,658
     ===========      ===========      ===========       ===========       ===========       ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                DREYFUS IP      DREYFUS VIF                       FIDELITY(R) VIP
                                                                TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP       EQUITY-
                                             CALVERT SOCIAL      GROWTH--        LEADERS--      CONTRAFUND(R)--      INCOME--
                                                BALANCED      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS     INITIAL CLASS
                                             ------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income...........................   $    64,440      $        --      $       449       $   326,544       $   589,868
 Mortality and expense risk charges........       (17,606)         (24,522)              --          (550,651)         (215,158)
 Administrative charges....................        (1,437)          (2,313)              --           (63,056)          (23,994)
                                              -----------      -----------      -----------       -----------       -----------
     Net investment income (loss)..........        45,397          (26,835)             449          (287,163)          350,716
                                              -----------      -----------      -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.........       349,659        1,349,224            6,484         2,920,397         2,450,021
 Cost of investments sold..................      (386,933)      (1,139,353)          (4,501)       (3,225,817)       (2,376,326)
                                              -----------      -----------      -----------       -----------       -----------
     Net realized gain/(loss) on
       investments.........................       (37,274)         209,871            1,983          (305,420)           73,695
 Realized gain distribution received.......            --               --               --                --           140,913
 Change in unrealized appreciation
   (depreciation) on investments...........       263,610          (47,810)          18,578        15,619,330         4,051,882
                                              -----------      -----------      -----------       -----------       -----------
     Net gain (loss) on investments........       226,336          162,061           20,561        15,313,910         4,266,490
                                              -----------      -----------      -----------       -----------       -----------
       Net increase (decrease) in net
        assets resulting from operations...   $   271,733      $   135,226      $    21,010       $15,026,747       $ 4,617,206
                                              ===========      ===========      ===========       ===========       ===========

                                              JANUS ASPEN
                                                 SERIES                            MFS(R)
                                               WORLDWIDE          MFS(R)            NEW              MFS(R)            MFS(R)
                                                GROWTH--        INVESTORS        DISCOVERY          RESEARCH         UTILITIES
                                             INSTITUTIONAL    TRUST SERIES--      SERIES--          SERIES--          SERIES--
                                                 SHARES       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS(A)   INITIAL CLASS
                                             ------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income...........................   $   988,065      $       338      $        --       $        --       $        68
 Mortality and expense risk charges........      (513,184)              --               --                --                --
 Administrative charges....................       (50,614)              --               --                --                --
                                              -----------      -----------      -----------       -----------       -----------
     Net investment income (loss)..........       424,267              338               --                --                68
                                              -----------      -----------      -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.........     6,139,589            2,991              655               681             1,656
 Cost of investments sold..................   (10,409,063)          (3,111)            (636)             (658)           (1,171)
                                              -----------      -----------      -----------       -----------       -----------
     Net realized gain/(loss) on
       investments.........................    (4,269,474)            (120)              19                23               485
 Realized gain distribution received.......            --               --               --                --                --
 Change in unrealized appreciation
   (depreciation) on investments...........     7,910,065            5,766            6,871                 3             2,634
                                              -----------      -----------      -----------       -----------       -----------
     Net gain (loss) on investments........     3,640,591            5,646            6,890                26             3,119
                                              -----------      -----------      -----------       -----------       -----------
       Net increase (decrease) in net
        assets resulting from operations...   $ 4,064,858      $     5,984      $     6,890       $        26       $     3,187
                                              ===========      ===========      ===========       ===========       ===========

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                          FIDELITY(R)                                                             JANUS ASPEN
                                              VIP                                               JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)       INVESTMENT        FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP
          VIP               VIP              GRADE              VIP               VIP           BALANCED--         GROWTH--
       GROWTH--         INDEX 500--         BOND--           MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------------------------------------------------------------------------------------------------------------------
      $       672      $     16,073      $      3,713      $         --      $      3,662      $  2,269,458      $         --
               --                --                --                --                --          (504,356)               --
               --                --                --                --                --           (42,155)               --
      -----------      ------------      ------------      ------------      ------------      ------------      ------------
              672            16,073             3,713                --             3,662         1,722,947                --
      -----------      ------------      ------------      ------------      ------------      ------------      ------------
            4,735           740,861            68,566           951,053           421,506         6,532,668           165,121
           (4,076)         (688,895)          (69,745)         (796,248)         (324,976)       (7,086,453)         (163,735)
      -----------      ------------      ------------      ------------      ------------      ------------      ------------
              659            51,966            (1,179)          154,805            96,530          (553,785)            1,386
               --                --             2,671                --                --                --                --
            9,884            (7,289)           (2,073)          100,356           (34,909)        6,474,058            14,278
      -----------      ------------      ------------      ------------      ------------      ------------      ------------
           10,543            44,677              (581)          255,161            61,621         5,920,273            15,664
      -----------      ------------      ------------      ------------      ------------      ------------      ------------
      $    11,215      $     60,750      $      3,132      $    255,161      $     65,283      $  7,643,220      $     15,664
      ===========      ============      ============      ============      ============      ============      ============

                                                                                                    VAN               VAN
       NEUBERGER                                                                                  KAMPEN            KAMPEN
        BERMAN            T. ROWE           T. ROWE                                                 UIF               UIF
       AMT MID-            PRICE             PRICE            VAN ECK                            EMERGING          EMERGING
          CAP             EQUITY           LIMITED-          WORLDWIDE          VAN ECK           MARKETS           MARKETS
       GROWTH--           INCOME           TERM BOND         ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--
        CLASS I          PORTFOLIO         PORTFOLIO         RETURN(B)        HARD ASSETS         CLASS I           CLASS I
    ---------------------------------------------------------------------------------------------------------------------------
      $        --       $   450,470       $     6,179       $        --       $       888       $     1,416       $   121,861
               --          (121,961)               --                --                --                --           (98,002)
               --            (8,216)               --                --                --                --           (10,430)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
               --           320,293             6,179                --               888             1,416            13,429
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            4,318         1,696,454           112,270            12,444           430,336               328         2,016,582
           (3,668)       (1,478,721)         (113,285)          (12,607)         (430,671)             (314)       (1,638,724)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
              650           217,733            (1,015)             (163)             (335)               14           377,858
               --           702,727                --                --                --               662                --
           11,014         2,731,173            (2,118)               --             2,567               (19)        3,658,564
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
           11,664         3,651,633            (3,133)             (163)            2,232               657         4,036,422
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $    11,664       $ 3,971,926       $     3,046       $      (163)      $     3,120       $     2,073       $ 4,049,851
      ===========       ===========       ===========       ===========       ===========       ===========       ===========


           VAN
         KAMPEN
           UIF
        U.S. REAL
        ESTATE--
         CLASS I
     ---------------
       $        97
                --
                --
       -----------
                97
       -----------
           175,742
          (192,853)
       -----------
           (17,111)
               112
             1,766
       -----------
           (15,233)
       -----------
       $   (15,136)
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                          MAINSTAY VP                   MAINSTAY VP
                                                            BOND--                CAPITAL APPRECIATION--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    802,940   $    876,825   $   (855,408)  $   (786,514)
   Net realized gain (loss) on investments......       213,787        215,156     (1,631,629)    (1,438,891)
   Realized gain distribution received..........       285,018        609,025             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............      (404,575)      (801,095)    10,280,633     46,732,604
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       897,170        899,911      7,793,596     44,507,199
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     5,127,834      5,896,006     46,644,779     51,120,846
   Cost of insurance............................    (1,974,337)    (2,088,752)   (20,152,929)   (20,510,719)
   Policyowners' surrenders.....................    (1,004,054)    (1,530,458)   (10,585,251)    (9,680,674)
   Net transfers from (to) Fixed Account........      (207,113)       414,346     (3,567,421)    (3,384,419)
   Transfers between Investment Divisions.......    (1,010,591)      (260,676)    (8,271,223)    (3,824,291)
   Policyowners' death benefits.................       (64,714)       (64,348)      (349,129)      (360,461)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........       867,025      2,366,118      3,718,826     13,360,282
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (1,273)          (981)        (1,813)       (53,098)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     1,762,922      3,265,048     11,510,609     57,814,383
NET ASSETS:
   Beginning of year............................    24,828,291     21,563,243    220,008,488    162,194,105
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 26,591,213   $ 24,828,291   $231,519,097   $220,008,488
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        CASH MANAGEMENT
                                                  ---------------------------
                                                      2004           2003
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    119,396   $     50,501
   Net realized gain (loss) on investments......          (999)          (955)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............            31           (834)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       118,428         48,712
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    12,448,927     14,413,998
   Cost of insurance............................    (3,285,963)    (3,574,234)
   Policyowners' surrenders.....................    (1,992,243)   (17,563,310)
   Net transfers from (to) Fixed Account........       689,583     11,767,263
   Transfers between Investment Divisions.......    (9,316,568)   (14,263,194)
   Policyowners' death benefits.................       (10,267)      (101,844)
                                                  ------------   ------------
     Net contributions and (withdrawals)........    (1,466,531)    (9,321,321)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (305)          (282)
                                                  ------------   ------------
       Increase (decrease) in net assets........    (1,348,408)    (9,272,891)
NET ASSETS:
   Beginning of year............................    34,592,852     43,865,743
                                                  ------------   ------------
   End of year..................................  $ 33,244,444   $ 34,592,852
                                                  ============   ============

                                                          MAINSTAY VP                   MAINSTAY VP
                                                    INTERNATIONAL EQUITY--            MID CAP CORE--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     96,794   $    138,305   $      5,797   $    (10,505)
   Net realized gain (loss) on investments......       199,267      1,093,034         67,462        (16,816)
   Realized gain distribution received..........            --             --        375,345             --
   Change in unrealized appreciation
     (depreciation) on investments..............     2,736,944      1,479,703      2,456,410      2,166,680
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     3,033,005      2,711,042      2,905,014      2,139,359
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     3,400,705      2,159,627      2,173,307        958,937
   Cost of insurance............................    (1,204,447)      (809,522)      (555,027)      (233,331)
   Policyowners' surrenders.....................      (669,575)      (300,239)      (262,561)       (84,574)
   Net transfers from (to) Fixed Account........       550,325        (96,535)       718,288        186,389
   Transfers between Investment Divisions.......     5,042,319      1,157,871      3,978,733      1,027,433
   Policyowners' death benefits.................       (20,643)        (1,880)          (343)        (1,177)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     7,098,684      2,109,322      6,052,397      1,853,677
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (3,116)        (3,284)        (2,807)        (2,359)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........    10,128,573      4,817,080      8,954,604      3,990,677
NET ASSETS:
   Beginning of year............................    12,440,391      7,623,311      9,341,243      5,350,566
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 22,568,964   $ 12,440,391   $ 18,295,847   $  9,341,243
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                       MID CAP GROWTH--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2004           2003
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (87,559)  $    (45,050)
   Net realized gain (loss) on investments......        36,921        (57,947)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     3,951,062      2,929,943
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     3,900,424      2,826,946
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     4,063,369      1,769,994
   Cost of insurance............................    (1,102,918)      (416,775)
   Policyowners' surrenders.....................      (354,903)      (146,950)
   Net transfers from (to) Fixed Account........       810,548        463,350
   Transfers between Investment Divisions.......     3,679,932      2,770,032
   Policyowners' death benefits.................       (19,783)          (383)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     7,076,245      4,439,268
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (2,671)        (2,816)
                                                  ------------   ------------
       Increase (decrease) in net assets........    10,973,998      7,263,398
NET ASSETS:
   Beginning of year............................    12,282,002      5,018,604
                                                  ------------   ------------
   End of year..................................  $ 23,256,000   $ 12,282,002
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                      MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   HIGH YIELD
          COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--                CORPORATE BOND--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $    769,063   $    356,106   $    458,226   $    425,993   $    721,289   $    805,850   $  5,398,699   $  4,291,549
      (2,041,692)    (2,392,201)      (214,881)      (244,504)        81,800        394,766     (1,281,402)      (957,717)
              --             --             --             --             --             --             --             --
      10,488,760     19,497,925      1,429,485      4,079,420       (267,240)      (958,137)     4,821,822     12,948,268
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,216,131     17,461,830      1,672,830      4,260,909        535,849        242,479      8,939,119     16,282,100
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      17,681,267     19,207,452      6,111,081      5,772,912      3,651,326      4,386,418     12,592,811     11,052,809
      (7,183,174)    (7,155,219)    (2,095,304)    (1,900,550)    (1,373,413)    (1,618,625)    (5,697,631)    (4,827,998)
      (3,766,871)    (3,673,583)    (1,107,111)      (756,385)      (605,886)    (1,361,350)    (3,258,825)    (2,038,068)
      (1,381,493)    (1,148,334)       555,928        311,562       (193,775)      (370,273)       955,831        315,804
      (2,389,848)    (1,746,427)       800,283      1,066,155     (1,703,216)    (1,214,687)     4,329,684      7,276,018
        (114,695)      (117,464)       (34,581)       (43,168)       (36,975)        (9,846)       (63,720)      (170,065)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,845,186      5,366,425      4,230,296      4,450,526       (261,939)      (188,363)     8,858,150     11,608,500
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (6,932)       (20,378)        (1,813)        (4,131)          (742)          (136)       (12,224)       (22,117)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      12,054,385     22,807,877      5,901,313      8,707,304        273,168         53,980     17,785,045     27,868,483
      87,625,170     64,817,293     26,082,247     17,374,943     19,819,391     19,765,411     69,932,653     42,064,170
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 99,679,555   $ 87,625,170   $ 31,983,560   $ 26,082,247   $ 20,092,559   $ 19,819,391   $ 87,717,698   $ 69,932,653
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP
          MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------
        2004           2003           2004           2003
    ---------------------------------------------------------
    $    104,901   $     72,432   $  2,240,042   $  1,322,578
         112,372        (93,138)       290,259     (1,023,500)
         247,151             --             --             --
       3,322,803      3,518,887     18,283,970     40,421,525
    ------------   ------------   ------------   ------------
       3,787,227      3,498,181     20,814,271     40,720,603
    ------------   ------------   ------------   ------------
       4,146,731      3,050,936     45,156,365     45,120,156
      (1,211,398)      (824,038)   (16,947,572)   (16,039,774)
        (661,285)      (170,889)   (10,010,034)    (7,577,716)
       1,114,598        333,257      1,030,365     (1,173,887)
       4,595,172      1,309,028     (1,889,824)      (568,212)
         (21,689)       (25,387)      (457,667)      (263,220)
    ------------   ------------   ------------   ------------
       7,962,129      3,672,907     16,881,633     19,497,347
    ------------   ------------   ------------   ------------
          (3,696)        (3,096)       (13,681)       (46,828)
    ------------   ------------   ------------   ------------
      11,745,660      7,167,992     37,682,223     60,171,122
      17,164,106      9,996,114    197,368,159    137,197,037
    ------------   ------------   ------------   ------------
    $ 28,909,766   $ 17,164,106   $235,050,382   $197,368,159
    ============   ============   ============   ============

             MAINSTAY VP                   MAINSTAY VP
         SMALL CAP GROWTH--              TOTAL RETURN--
            INITIAL CLASS                 INITIAL CLASS
     ---------------------------   ---------------------------
         2004           2003           2004           2003
     ---------------------------------------------------------
     $    (87,816)  $    (52,344)  $    639,198   $    637,734
           92,982        (23,801)       239,029        (19,376)
               --             --             --             --
        1,688,097      3,263,793      2,322,792      8,056,658
     ------------   ------------   ------------   ------------
        1,693,263      3,187,648      3,201,019      8,675,016
     ------------   ------------   ------------   ------------
        4,114,185      2,272,386     10,290,394     10,765,921
       (1,048,642)      (534,137)    (4,887,051)    (4,987,012)
         (415,259)      (128,351)    (2,894,346)    (2,616,802)
          597,398        324,122       (130,883)    (1,113,710)
        1,934,204      2,393,409       (967,312)      (327,837)
          (25,207)        (1,303)      (112,176)      (142,032)
     ------------   ------------   ------------   ------------
        5,156,679      4,326,126      1,298,626      1,578,528
     ------------   ------------   ------------   ------------
           (1,335)        (3,148)        (3,148)       (10,468)
     ------------   ------------   ------------   ------------
        6,848,607      7,510,626      4,496,497     10,243,076
       13,639,051      6,128,425     55,134,625     44,891,549
     ------------   ------------   ------------   ------------
     $ 20,487,658   $ 13,639,051   $ 59,631,122   $ 55,134,625
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                                                        MAINSTAY VP
                                                          MAINSTAY VP                AMERICAN CENTURY
                                                            VALUE--                  INCOME & GROWTH--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    366,761   $    482,497   $     85,421   $     46,987
   Net realized gain (loss) on investments......       166,039       (631,028)        48,808        (41,137)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     5,813,929     11,991,950        569,274      1,015,362
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     6,346,729     11,843,419        703,503      1,021,212
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........    11,917,828     11,782,422      1,592,857      1,203,051
   Cost of insurance............................    (4,825,509)    (4,617,303)      (422,449)      (341,063)
   Policyowners' surrenders.....................    (2,498,054)    (2,224,492)      (217,097)       (93,482)
   Net transfers from (to) Fixed Account........      (345,486)      (473,287)       117,966         23,804
   Transfers between Investment Divisions.......      (516,866)        98,702        (72,193)       621,087
   Policyowners' death benefits.................      (117,203)      (114,444)       (18,916)        (1,615)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     3,614,710      4,451,598        980,168      1,411,782
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (4,927)       (12,481)          (442)          (869)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     9,956,512     16,282,536      1,683,229      2,432,125
NET ASSETS:
   Beginning of year............................    57,644,899     41,362,363      5,228,207      2,796,082
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $ 67,601,411   $ 57,644,899   $  6,911,436   $  5,228,207
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                         DREYFUS LARGE
                                                        COMPANY VALUE--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2004           2003
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     44,544   $     18,919
   Net realized gain (loss) on investments......        (6,658)      (103,004)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       758,460      1,150,595
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       796,346      1,066,510
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     2,045,201      1,617,804
   Cost of insurance............................      (514,364)      (389,359)
   Policyowners' surrenders.....................      (450,669)      (182,944)
   Net transfers from (to) Fixed Account........       252,303         73,766
   Transfers between Investment Divisions.......       634,561        386,861
   Policyowners' death benefits.................        (3,633)          (880)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     1,963,399      1,505,248
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (368)          (969)
                                                  ------------   ------------
       Increase (decrease) in net assets........     2,759,377      2,570,789
NET ASSETS:
   Beginning of year............................     5,743,690      3,172,901
                                                  ------------   ------------
   End of year..................................  $  8,503,067   $  5,743,690
                                                  ============   ============

                                                                                        DREYFUS IP
                                                            CALVERT                 TECHNOLOGY GROWTH--
                                                        SOCIAL BALANCED               INITIAL SHARES
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     45,397   $     41,683   $    (26,835)  $    (10,600)
   Net realized gain (loss) on investments......       (37,274)      (145,201)       209,871        (72,302)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       263,610        612,700        (47,810)       882,983
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       271,733        509,182        135,226        800,081
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       762,425        730,758      1,939,022        956,845
   Cost of insurance............................      (278,546)      (262,139)      (574,276)      (252,509)
   Policyowners' surrenders.....................      (142,537)      (293,120)      (155,762)       (67,703)
   Net transfers from (to) Fixed Account........        71,691        (28,271)       316,414        248,807
   Transfers between Investment Divisions.......       (26,639)         2,724      1,373,719      1,562,711
   Policyowners' death benefits.................        (1,378)          (111)       (10,370)        (2,942)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........       385,016        149,841      2,888,747      2,445,209
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (223)          (508)           (95)          (606)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........       656,526        658,515      3,023,878      3,244,684
NET ASSETS:
   Beginning of year............................     3,274,137      2,615,622      4,206,879        962,195
                                                  ------------   ------------   ------------   ------------
   End of year..................................  $  3,930,663   $  3,274,137   $  7,230,757   $  4,206,879
                                                  ============   ============   ============   ============

                                                          DREYFUS VIF
                                                     DEVELOPING LEADERS--
                                                        INITIAL SHARES
                                                  ---------------------------
                                                      2004         2003(A)
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        449   $         35
   Net realized gain (loss) on investments......         1,983            627
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............        18,578         31,791
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        21,010         32,453
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        47,343          2,605
   Cost of insurance............................        (7,049)        (4,726)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........        14,212          2,610
   Transfers between Investment Divisions.......        68,609        102,331
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........       123,115        102,820
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........       144,125        135,273
NET ASSETS:
   Beginning of year............................       135,273             --
                                                  ------------   ------------
   End of year..................................  $    279,398   $    135,273
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

           MAINSTAY VP                                                                    AMERICAN
           EAGLE ASSET               ALGER AMERICAN                                      CENTURY VP
           MANAGEMENT                   LEVERAGED                ALGER AMERICAN          INFLATION
         GROWTH EQUITY--                ALL CAP--            SMALL CAPITALIZATION--     PROTECTION--
          INITIAL CLASS              CLASS O SHARES              CLASS O SHARES           CLASS II
    -------------------------   -------------------------   -------------------------   ------------
       2004          2003          2004          2003          2004          2003         2004(G)
    ------------------------------------------------------------------------------------------------
    $   (44,003)  $   (42,323)  $        --   $        --   $  (159,316)  $  (117,181)  $       239
       (844,491)     (454,709)        8,552           664       636,171      (139,422)           52
             --            --            --            --            --            --            --
        427,820     3,682,736         1,648         3,410     3,824,409     7,294,458             9
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
       (460,674)    3,185,704        10,200         4,074     4,301,264     7,037,855           300
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
      4,522,456     4,826,840        16,171         1,527     6,086,408     5,635,083         2,172
     (1,268,177)   (1,285,538)       (4,788)       (1,700)   (2,055,338)   (1,839,721)       (2,392)
       (638,464)     (495,251)           --            --    (1,398,406)     (816,525)           --
        (29,134)      (18,860)           --            88      (223,624)     (175,549)           --
     (1,315,925)     (164,618)        3,637        28,286      (137,788)      950,174           626
         (5,285)       (7,062)           --            --       (43,360)      (23,130)           --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,265,471     2,855,511        15,020        28,201     2,227,892     3,730,332           406
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
            631        (2,808)           --            --        (5,014)       (7,799)           --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
        805,428     6,038,407        25,220        32,275     6,524,142    10,760,388           706
     16,334,908    10,296,501        38,473         6,198    25,787,060    15,026,672            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $17,140,336   $16,334,908   $    63,693   $    38,473   $32,311,202   $25,787,060   $       706
    ===========   ===========   ===========   ===========   ===========   ===========   ===========


             AMERICAN                    AMERICAN
            CENTURY VP                  CENTURY VP
          INTERNATIONAL--                 VALUE--
             CLASS II                    CLASS II
     -------------------------   -------------------------
        2004          2003          2004          2003
     -----------------------------------------------------
     $     1,432   $         3   $     1,607   $        19
          15,301           215         1,974           229
              --            --         1,475            --
            (750)        6,659        57,602        26,286
     -----------   -----------   -----------   -----------
          15,983         6,877        62,658        26,534
     -----------   -----------   -----------   -----------
           3,290            --       115,320         4,079
          (2,990)       (1,771)      (11,550)       (2,881)
              --            --            --            --
           2,961         1,200            62         5,634
        (173,661)      201,344       618,196       154,714
              --            --            --            --
     -----------   -----------   -----------   -----------
        (170,400)      200,773       722,028       161,546
     -----------   -----------   -----------   -----------
              --            --            --            --
     -----------   -----------   -----------   -----------
        (154,417)      207,650       784,686       188,080
         207,774           124       188,547           467
     -----------   -----------   -----------   -----------
     $    53,357   $   207,774   $   973,233   $   188,547
     ===========   ===========   ===========   ===========

          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
          CONTRAFUND(R)--               EQUITY-INCOME--                  GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------
    $   (287,163)  $   (140,909)  $    350,716   $    299,217   $        672   $        300
        (305,420)      (713,465)        73,695       (375,544)           659        (52,783)
              --             --        140,913             --             --             --
      15,619,330     20,053,173      4,051,882      8,160,845          9,884         81,553
    ------------   ------------   ------------   ------------   ------------   ------------
      15,026,747     19,198,799      4,617,206      8,084,518         11,215         29,070
    ------------   ------------   ------------   ------------   ------------   ------------
      20,397,002     19,750,276      8,744,418      7,661,192         44,953             48
      (7,521,078)    (7,013,663)    (3,064,920)    (2,655,408)        (5,036)        (2,594)
      (4,185,074)    (3,394,907)    (1,506,291)    (1,398,279)            --             --
        (568,790)      (816,288)       910,567       (126,049)            --            250
       4,381,238      1,236,699      1,691,989      1,584,600          7,834        129,852
        (111,298)       (76,104)       (20,837)       (73,832)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      12,392,000      9,686,013      6,754,926      4,992,224         47,751        127,556
    ------------   ------------   ------------   ------------   ------------   ------------
         (14,960)       (22,441)        (2,939)        (8,746)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      27,403,787     28,862,371     11,369,193     13,067,996         58,966        156,626
      92,898,815     64,036,444     37,156,288     24,088,292        257,508        100,882
    ------------   ------------   ------------   ------------   ------------   ------------
    $120,302,602   $ 92,898,815   $ 48,525,481   $ 37,156,288   $    316,474   $    257,508
    ============   ============   ============   ============   ============   ============

                                         FIDELITY(R) VIP
           FIDELITY(R) VIP                 INVESTMENT
             INDEX 500--                  GRADE BOND--
            INITIAL CLASS                 INITIAL CLASS
     ---------------------------   ---------------------------
         2004           2003           2004           2003
     ---------------------------------------------------------
     $     16,073   $      2,112   $      3,713   $      2,772
           51,966        (26,900)        (1,179)          (265)
               --             --          2,671            975
           (7,289)        93,938         (2,073)         1,435
     ------------   ------------   ------------   ------------
           60,750         69,150          3,132          4,917
     ------------   ------------   ------------   ------------
          232,110        117,717          4,507         13,628
          (26,535)       (13,077)        (2,216)        (5,059)
               --             --             --             --
           27,753        120,743        (66,393)          (365)
             (990)       231,846             --         24,600
               --             --             --             --
     ------------   ------------   ------------   ------------
          232,338        457,229        (64,102)        32,804
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
          293,088        526,379        (60,970)        37,721
          613,343         86,964         89,115         51,394
     ------------   ------------   ------------   ------------
     $    906,431   $    613,343   $     28,145   $     89,115
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003


                                                    FIDELITY(R) VIP             FIDELITY(R) VIP            JANUS ASPEN SERIES
                                                       MID CAP--                  OVERSEAS--                   BALANCED--
                                                     INITIAL CLASS               INITIAL CLASS            INSTITUTIONAL SHARES
                                               -------------------------   -------------------------   --------------------------
                                                  2004          2003          2004          2003           2004          2003
                                               ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)..............  $        --   $     2,052   $     3,662   $       126   $  1,722,947   $ 1,431,803
   Net realized gain (loss) on investments...      154,805       (17,721)       96,530         1,295       (553,785)     (166,872)
   Realized gain distribution received.......           --            --            --            --             --            --
   Change in unrealized appreciation
     (depreciation) on investments...........      100,356       166,314       (34,909)       90,002      6,474,058     9,568,785
                                               -----------   -----------   -----------   -----------   ------------   -----------
     Net increase (decrease) in net assets
       resulting from operations.............      255,161       150,645        65,283        91,423      7,643,220    10,833,716
                                               -----------   -----------   -----------   -----------   ------------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners.......      354,162        54,864       156,646        43,105     21,504,020    23,004,147
   Cost of insurance.........................      (73,111)      (48,586)      (13,168)       (9,834)    (7,383,831)   (7,768,782)
   Policyowners' surrenders..................     (220,985)           --            --            --     (4,398,848)   (3,678,487)
   Net transfers from (to) Fixed Account.....       12,342        45,981         1,000           181     (1,209,772)     (416,925)
   Transfers between Investment Divisions....      840,682        36,567      (193,168)      383,075     (5,687,509)   (1,341,897)
   Policyowners' death benefits..............           --            --            --            --       (118,601)     (103,194)
                                               -----------   -----------   -----------   -----------   ------------   -----------
     Net contributions and (withdrawals).....      913,090        88,826       (48,690)      416,527      2,705,459     9,694,862
                                               -----------   -----------   -----------   -----------   ------------   -----------
   Increase (decrease) attributable to New
     York Life Insurance and Annuity
     Corporation charges retained by the
     Separate Account........................           --            --            --            --         (7,255)      (11,286)
                                               -----------   -----------   -----------   -----------   ------------   -----------
       Increase (decrease) in net assets.....    1,168,251       239,471        16,593       507,950     10,341,424    20,517,292
NET ASSETS:
   Beginning of year.........................      631,987       392,516       508,761           811     94,817,567    74,300,275
                                               -----------   -----------   -----------   -----------   ------------   -----------
   End of year...............................  $ 1,800,238   $   631,987   $   525,354   $   508,761   $105,158,991   $94,817,567
                                               ===========   ===========   ===========   ===========   ============   ===========

                                                      NEUBERGER BERMAN              T. ROWE PRICE               T. ROWE PRICE
                                                         AMT MID-CAP                EQUITY INCOME             LIMITED-TERM BOND
                                                       GROWTH--CLASS I                PORTFOLIO                   PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                  ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        --   $        --   $   320,293   $   194,534   $     6,179   $     6,740
   Net realized gain (loss) on investments......          650          (289)      217,733       (72,769)       (1,015)        1,996
   Realized gain distribution received..........           --            --       702,727            --            --           526
   Change in unrealized appreciation
     (depreciation) on investments..............       11,014         4,365     2,731,173     3,621,208        (2,118)       (2,894)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations................       11,664         4,076     3,971,926     3,742,973         3,046         6,368
                                                  -----------   -----------   -----------   -----------   -----------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       14,442            --     7,172,129     5,683,966         2,096        23,541
   Cost of insurance............................       (4,688)       (1,755)   (1,938,028)   (1,427,788)       (5,474)       (9,019)
   Policyowners' surrenders.....................           --            --    (1,306,945)     (554,668)           --            --
   Net transfers from (to) Fixed Account........          132           131       661,880       409,217      (106,796)         (365)
   Transfers between Investment Divisions.......       22,647        27,178     5,305,135     2,137,466            --       162,944
   Policyowners' death benefits.................           --            --       (10,494)      (23,560)           --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net contributions and (withdrawals)........       32,533        25,554     9,883,677     6,224,633      (110,174)      177,101
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           --            --        (2,492)       (3,330)           --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
       Increase (decrease) in net assets........       44,197        29,630    13,853,111     9,964,276      (107,128)      183,469
NET ASSETS:
   Beginning of year............................       39,221         9,591    20,984,284    11,020,008       269,221        85,752
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   End of year..................................  $    83,418   $    39,221   $34,837,395   $20,984,284   $   162,093   $   269,221
                                                  ===========   ===========   ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                       MFS(R)
                                                                                                                      RESEARCH
       JANUS ASPEN SERIES           JANUS ASPEN SERIES           MFS(R) INVESTORS               MFS(R) NEW            SERIES--
        MID CAP GROWTH--            WORLDWIDE GROWTH--            TRUST SERIES--            DISCOVERY SERIES--         INITIAL
      INSTITUTIONAL SHARES         INSTITUTIONAL SHARES            INITIAL CLASS               INITIAL CLASS            CLASS
    -------------------------   --------------------------   -------------------------   -------------------------   -----------
       2004          2003           2004          2003          2004          2003          2004         2003(D)       2004(F)
    ----------------------------------------------------------------------------------------------------------------------------
    $        --   $        --   $    424,267   $   411,384   $       338   $       325   $        --   $        --   $        --
          1,386           (11)    (4,269,474)   (3,179,097)         (120)         (426)           19             5            23
             --            --             --            --            --            --            --            --            --
         14,278         2,661      7,910,065    20,369,394         5,766        10,066         6,871         1,109             3
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------   -----------
         15,664         2,650      4,064,858    17,601,681         5,984         9,965         6,890         1,114            26
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------   -----------
        180,694            --     21,773,467    24,508,031           980            --        33,469            --           735
         (3,677)         (344)    (7,430,235)   (7,741,063)       (2,991)       (2,099)         (655)         (164)         (681)
             --            --     (4,231,514)   (3,703,583)           --            --            --            --            --
         54,382           149     (1,683,720)   (1,221,648)           --            --            --            --            --
       (160,597)       22,423     (5,572,441)   (4,262,139)           --            --           659        20,851            --
             --            --       (143,802)      (95,331)           --            --            --            --            --
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------   -----------
         70,802        22,228      2,711,755     7,484,267        (2,011)       (2,099)       33,473        20,687            54
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------   -----------
             --            --         (9,480)      (19,791)           --            --            --            --            --
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------   -----------
         86,466        24,878      6,767,133    25,066,157         3,973         7,866        40,363        21,801            80
         27,243         2,365     94,439,334    69,373,177        54,254        46,388        21,801            --            --
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------   -----------
    $   113,709   $    27,243   $101,206,467   $94,439,334   $    58,227   $    54,254   $    62,164   $    21,801   $        80
    ===========   ===========   ============   ===========   ===========   ===========   ===========   ===========   ===========


              MFS(R)
        UTILITIES SERIES--
           INITIAL CLASS
     -------------------------
        2004         2003(A)
     -------------------------
     $        68   $        80
             485            87
              --            --
           2,634           775
     -----------   -----------
           3,187           942
     -----------   -----------
             599         2,477
          (1,656)         (994)
              --            --
              --         2,604
          11,947          (470)
              --            --
     -----------   -----------
          10,890         3,617
     -----------   -----------
              --            --
     -----------   -----------
          14,077         4,559
           4,559            --
     -----------   -----------
     $    18,636   $     4,559
     ===========   ===========

      VAN ECK                                        VAN KAMPEN                  VAN KAMPEN                  VAN KAMPEN
     WORLDWIDE             VAN ECK                  UIF EMERGING                UIF EMERGING                  UIF U.S.
     ABSOLUTE             WORLDWIDE                MARKETS DEBT--             MARKETS EQUITY--              REAL ESTATE--
      RETURN             HARD ASSETS                   CLASS I                     CLASS I                     CLASS I
    -----------   -------------------------   -------------------------   -------------------------   -------------------------
      2004(G)        2004         2003(E)        2004         2003(B)        2004          2003          2004         2003(C)
    ---------------------------------------------------------------------------------------------------------------------------
    $        --   $       888   $        --   $     1,416   $        --   $    13,429   $   (73,012)  $        97   $        --
           (163)         (335)            6            14             5       377,858      (225,765)      (17,111)           26
             --            --            --           662            --            --            --           112            --
             --         2,567           532           (19)        1,672     3,658,564     5,481,429         1,766           324
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
           (163)        3,120           538         2,073         1,677     4,049,851     5,182,652       (15,136)          350
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             (1)        5,134            --         1,710            --     3,447,555     3,132,878         5,100         3,472
           (887)       (3,767)          (69)         (328)         (129)   (1,303,882)   (1,084,588)       (1,930)         (344)
             --            --            --            --            --      (577,471)     (497,548)           --            --
             --         7,502            --            --            --        36,120      (106,879)        7,070            --
          1,051        14,104         3,929            --        18,551        51,107       844,883        18,292           102
             --            --            --            --            --       (13,294)      (35,175)           --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            163        22,973         3,860         1,382        18,422     1,640,135     2,253,571        28,532         3,230
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             --            --            --            --            --        (5,682)       (5,958)           --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             --        26,093         4,398         3,455        20,099     5,684,304     7,430,265        13,396         3,580
             --         4,398            --        20,099            --    16,858,244     9,427,979         3,580            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $        --   $    30,491   $     4,398   $    23,554   $    20,099   $22,542,548   $16,858,244   $    16,976   $     3,580
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========



  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider")). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Enhanced DCA Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers forty-eight variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Twenty-seven of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-two of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions are available for all Group 1, Group 2 and Group 4 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Common Stock (formerly MainStay VP Growth Equity), MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Value (formerly MainStay VP Equity Income), MainStay VP S&P 500 Index (formerly MainStay VP Indexed Equity), MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth - Initial Shares, Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Janus Aspen Series
Balanced - Institutional Shares, Janus Aspen Series Worldwide
Growth - Institutional Shares, T. Rowe Price Equity Income Portfolio, and Van Kampen UIF Emerging Markets Equity - Class I.

The following Investment Divisions are available for Group 3 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Common Stock (formerly MainStay VP Growth Equity), MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP S&P 500 Index (formerly MainStay VP Indexed Equity), MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap - Class O Shares, Alger American Small Capitalization - Class O Shares, American Century VP Inflation
Protection - Class II, American Century VP International - Class II, American Century VP Value - Class II, Dreyfus IP Technology Growth - Initial Shares, Dreyfus VIF Developing Leaders - Initial Shares (formerly known as Dreyfus VIF Small Cap), Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Fidelity(R) VIP Growth - Initial Class, Fidelity(R) VIP Index 500 - Initial Class, Fidelity(R) VIP Investment Grade
Bond - Initial Class, Fidelity(R) VIP Mid Cap - Initial Class, Fidelity(R) VIP Overseas - Initial Class, Janus Aspen Series Balanced - Institutional Shares, Janus Aspen Series Mid Cap Growth - Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Worldwide

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

Growth - Institutional Shares, MFS(R) Investors Trust Series - Initial Class, MFS(R) New Discovery Series - Initial Class, MFS(R) Research Series - Initial Class, MFS(R) Utilities Series - Initial Class, Neuberger Berman AMT Mid-Cap Growth - Class I, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Absolute Return, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Debt - Class I, Van Kampen UIF Emerging Markets Equity - Class I, and Van Kampen UIF U.S. Real Estate - Class I.

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of VUL Separate Account-I are as follows:


                                                     MAINSTAY VP                    MAINSTAY VP
                                     MAINSTAY VP       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP
                                       BOND--       APPRECIATION--      CASH          STOCK--      CONVERTIBLE--
                                    INITIAL CLASS   INITIAL CLASS    MANAGEMENT    INITIAL CLASS   INITIAL CLASS
                                    ----------------------------------------------------------------------------
Number of shares..................        2,001          10,783         33,289           4,866          2,843
Identified cost...................     $ 27,192        $236,341       $ 33,289        $109,709       $ 29,606

                                                                                                      MAINSTAY VP
                                                                                                       AMERICAN
                                     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP                       CENTURY
                                       S&P 500        SMALL CAP          TOTAL        MAINSTAY VP      INCOME &
                                       INDEX--         GROWTH--        RETURN--         VALUE--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    ------------------------------------------------------------------------------
Number of shares..................        9,653           1,883            3,584           4,112            603
Identified cost...................     $211,460        $ 17,349         $ 62,257        $ 61,461       $  6,025

  Investment activity for the year ended December 31, 2004, was as follows:


                                                     MAINSTAY VP                    MAINSTAY VP
                                     MAINSTAY VP       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP
                                       BOND--       APPRECIATION--      CASH          STOCK--      CONVERTIBLE--
                                    INITIAL CLASS   INITIAL CLASS    MANAGEMENT    INITIAL CLASS   INITIAL CLASS
                                    ----------------------------------------------------------------------------
Purchases.........................     $  5,955        $ 13,216       $ 25,017        $  8,050       $  6,220
Proceeds from sales...............        4,001          10,359         26,369           4,435          1,528

                                                                                                      MAINSTAY VP
                                                                                                       AMERICAN
                                     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP                       CENTURY
                                       S&P 500        SMALL CAP          TOTAL        MAINSTAY VP      INCOME &
                                       INDEX--         GROWTH--        RETURN--         VALUE--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    ------------------------------------------------------------------------------
Purchases.........................     $ 29,100        $  5,863         $  5,068        $  7,748       $  2,011
Proceeds from sales...............        9,966             789            3,131           3,764            944

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                     MAINSTAY VP
                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP         MID CAP
    GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--         VALUE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
         1,894            8,875          1,602            1,396           2,006           2,351
      $ 20,814         $ 82,015       $ 18,470         $ 14,725        $ 18,563        $ 23,604

                     MAINSTAY VP
     MAINSTAY VP     EAGLE ASSET        ALGER             ALGER           AMERICAN
    DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
       COMPANY         GROWTH         LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--    VALUE--
    INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
    ---------------------------------------------------------------------------------------------------------------
           758            1,547               2             1,597               --               7             111
       $ 7,414         $ 17,300        $     59          $ 24,782         $      1        $     47        $    889

                     MAINSTAY VP
                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP         MID CAP
    GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--         VALUE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
      $  3,346         $ 22,727       $  8,374         $  6,853        $  7,775        $  9,208
         2,889            8,463          1,170              413             778             886

                     MAINSTAY VP
     MAINSTAY VP     EAGLE ASSET        ALGER             ALGER           AMERICAN
    DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
       COMPANY         GROWTH         LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--    VALUE--
    INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
    ---------------------------------------------------------------------------------------------------------------
      $  2,806         $  3,086        $    233          $  5,815         $     15        $    426        $    735
           796            1,864             218             3,745               14             595              10

--------------------------------------------------------------------------------


                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................         2,102                830                  7              4,526              1,915
Identified cost...................      $  3,709           $  6,689           $    229           $101,742           $ 42,927

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)             MFS(R)
                                        GROWTH--            TRUST            DISCOVERY           RESEARCH          UTILITIES
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           SERIES--
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................         3,785                  3                  4                 --                  1
Identified cost...................      $126,960           $     55           $     54           $     --           $     15

  Investment activity for the year ended December 31, 2004, was as follows:

                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................      $    780           $  4,215           $    130           $ 15,037           $  9,704
Proceeds from sales...............           350              1,349                  6              2,920              2,450

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)             MFS(R)
                                        GROWTH--            TRUST            DISCOVERY           RESEARCH          UTILITIES
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           SERIES--
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................      $  9,267           $      1           $     34           $      1           $     13
Proceeds from sales...............         6,140                  3                  1                  1                  2

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                                           JANUS ASPEN
                                       FIDELITY(R)                                        JANUS ASPEN         SERIES
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP
         VIP              VIP           INVESTMENT          VIP              VIP           BALANCED--        GROWTH--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
             10                7                2               60               30            4,317                4
       $    272         $    844         $     28         $  1,566         $    470         $101,014         $     97


                                                                            VAN KAMPEN   VAN KAMPEN
    NEUBERGER                                                                  UIF          UIF
    BERMAN AMT      T. ROWE         T. ROWE        VAN ECK                   EMERGING     EMERGING     VAN KAMPEN
     MID-CAP         PRICE           PRICE        WORLDWIDE     VAN ECK      MARKETS      MARKETS       UIF U.S.
     GROWTH--    EQUITY INCOME    LIMITED-TERM    ABSOLUTE     WORLDWIDE      DEBT--      EQUITY--    REAL ESTATE--
     CLASS I       PORTFOLIO     BOND PORTFOLIO    RETURN     HARD ASSETS    CLASS I      CLASS I        CLASS I
    ---------------------------------------------------------------------------------------------------------------
            5         1,561               33            --            2             3        2,043             1
     $     69      $ 30,014         $    167      $     --     $     27      $     22     $ 15,000      $     15

                                                                                                           JANUS ASPEN
                                       FIDELITY(R)                                        JANUS ASPEN         SERIES
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP
         VIP              VIP           INVESTMENT          VIP              VIP           BALANCED--        GROWTH--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
       $     53         $    989         $     11         $  1,864         $    376         $ 10,959         $    236
              5              741               69              951              422            6,533              165


                                                                            VAN KAMPEN   VAN KAMPEN
    NEUBERGER                                                                  UIF          UIF
    BERMAN AMT      T. ROWE         T. ROWE        VAN ECK                   EMERGING     EMERGING     VAN KAMPEN
     MID-CAP         PRICE           PRICE        WORLDWIDE     VAN ECK      MARKETS      MARKETS       UIF U.S.
     GROWTH--    EQUITY INCOME    LIMITED-TERM    ABSOLUTE     WORLDWIDE      DEBT--      EQUITY--    REAL ESTATE--
     CLASS I       PORTFOLIO     BOND PORTFOLIO    RETURN     HARD ASSETS    CLASS I      CLASS I        CLASS I
    ---------------------------------------------------------------------------------------------------------------
     $     37      $ 12,614         $      8      $     13     $    454      $      4     $  3,671      $    204
            4         1,696              112            12          430            --        2,017           176

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

  processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle
  SVUL:

                                                    MONTHLY               MONTHLY
                                                CONTRACT CHARGE       CONTRACT CHARGE
POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
------                                          ---------------   -----------------------
VUL...........................................       $N/A                   $ 7
SVUL..........................................         60                    10
VUL 2000......................................         30                    10
VUL Provider..................................         30                    10
Pinnacle VUL*.................................        100                    25
Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured, duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

    from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:


                                                 MAINSTAY VP                   MAINSTAY VP
                                                   BOND--                CAPITAL APPRECIATION--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2004           2003           2004           2003
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        100            150          1,685          2,147
Units redeemed.........................       (168)          (153)        (1,823)        (1,850)
                                           -------        -------        -------        -------
  Net increase (decrease)..............        (68)            (3)          (138)           297
                                           =======        =======        =======        =======
GROUP 2 POLICIES
Units issued...........................        149            193          1,874          2,432
Units redeemed.........................        (85)          (103)        (1,251)        (1,260)
                                           -------        -------        -------        -------
  Net increase (decrease)..............         64             90            623          1,172
                                           =======        =======        =======        =======
GROUP 3 POLICIES
Units issued...........................         21             22              9              7
Units redeemed.........................         (2)            (1)            (2)            (1)
                                           -------        -------        -------        -------
  Net increase (decrease)..............         19             21              7              6
                                           =======        =======        =======        =======
GROUP 4 POLICIES
Units issued...........................        127            132            234            161
Units redeemed.........................        (35)           (39)           (56)           (33)
                                           -------        -------        -------        -------
  Net increase (decrease)..............         92             93            178            128
                                           =======        =======        =======        =======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
        1,878          9,971            394            513            113            119             80            104
       (3,156)       (16,117)          (431)          (465)           (51)           (68)          (122)          (192)
      -------        -------        -------        -------        -------        -------        -------        -------
       (1,278)        (6,146)           (37)            48             62             51            (42)           (88)
      =======        =======        =======        =======        =======        =======        =======        =======
        3,681          5,365            696            960            287            365            111            151
       (5,637)        (5,594)          (452)          (534)          (185)          (155)          (131)          (130)
      -------        -------        -------        -------        -------        -------        -------        -------
       (1,956)          (229)           244            426            102            210            (20)            21
      =======        =======        =======        =======        =======        =======        =======        =======
        2,097          3,768             15              3              4              9              6              6
       (1,558)        (5,115)            (2)            (2)            (1)            (1)            (3)            (3)
      -------        -------        -------        -------        -------        -------        -------        -------
          539         (1,347)            13              1              3              8              3              3
      =======        =======        =======        =======        =======        =======        =======        =======
        5,478          2,975            163            131            196            136             90            126
       (3,560)        (2,038)           (36)           (24)           (39)           (18)           (27)           (33)
      -------        -------        -------        -------        -------        -------        -------        -------
        1,918            937            127            107            157            118             63             93
      =======        =======        =======        =======        =======        =======        =======        =======

--------------------------------------------------------------------------------



                                                 MAINSTAY VP                   MAINSTAY VP
                                                 HIGH YIELD                   INTERNATIONAL
                                              CORPORATE BOND--                  EQUITY--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2004           2003           2004           2003
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       314            565            269            140
Units redeemed.........................      (290)          (307)           (77)           (78)
                                            -----          -----          -----          -----
  Net increase (decrease)..............        24            258            192             62
                                            =====          =====          =====          =====
GROUP 2 POLICIES
Units issued...........................       399            467            264            149
Units redeemed.........................      (159)          (121)           (58)           (33)
                                            -----          -----          -----          -----
  Net increase (decrease)..............       240            346            206            116
                                            =====          =====          =====          =====
GROUP 3 POLICIES
Units issued...........................        26             10             --             --
Units redeemed.........................       (21)            (7)            --             --
                                            -----          -----          -----          -----
  Net increase (decrease)..............         5              3             --             --
                                            =====          =====          =====          =====
GROUP 4 POLICIES
Units issued...........................       398            212            168             43
Units redeemed.........................       (71)           (29)           (22)            (5)
                                            -----          -----          -----          -----
  Net increase (decrease)..............       327            183            146             38
                                            =====          =====          =====          =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
         259             97            283            254            344            164            804          1,065
         (23)           (14)           (44)           (22)           (66)           (44)          (799)          (841)
       -----          -----          -----          -----          -----          -----          -----          -----
         236             83            239            232            278            120              5            224
       =====          =====          =====          =====          =====          =====          =====          =====
         170             85            264            237            280            225          1,641          2,186
         (27)           (16)           (53)           (33)           (70)           (54)          (961)          (885)
       -----          -----          -----          -----          -----          -----          -----          -----
         143             69            211            204            210            171            680          1,301
       =====          =====          =====          =====          =====          =====          =====          =====
          --             --             --             --             --             --             61             55
          --             --             --             --             --             --            (28)           (16)
       -----          -----          -----          -----          -----          -----          -----          -----
          --             --             --             --             --             --             33             39
       =====          =====          =====          =====          =====          =====          =====          =====
         157             47            280             99            255            137          1,070            487
         (23)            (7)           (47)           (13)           (41)           (24)          (152)           (80)
       -----          -----          -----          -----          -----          -----          -----          -----
         134             40            233             86            214            113            918            407
       =====          =====          =====          =====          =====          =====          =====          =====

--------------------------------------------------------------------------------



                                                  MAINSTAY VP
                                                   SMALL CAP                      MAINSTAY VP
                                                   GROWTH--                     TOTAL RETURN--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2004            2003            2004            2003
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       177             211             336             404
Units redeemed.........................       (41)            (23)           (382)           (443)
                                             ----            ----            ----            ----
  Net increase (decrease)..............       136             188             (46)            (39)
                                             ====            ====            ====            ====
GROUP 2 POLICIES
Units issued...........................       239             254             306             390
Units redeemed.........................       (69)            (41)           (177)           (175)
                                             ----            ----            ----            ----
  Net increase (decrease)..............       170             213             129             215
                                             ====            ====            ====            ====
GROUP 3 POLICIES
Units issued...........................        --              --              10              --
Units redeemed.........................        --              --              (1)             --
                                             ----            ----            ----            ----
  Net increase (decrease)..............        --              --               9              --
                                             ====            ====            ====            ====
GROUP 4 POLICIES
Units issued...........................       228             105             105              56
Units redeemed.........................       (42)            (15)            (24)            (12)
                                             ----            ----            ----            ----
  Net increase (decrease)..............       186              90              81              44
                                             ====            ====            ====            ====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP                     MAINSTAY VP
                                             MAINSTAY VP                    DREYFUS LARGE                    EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                     COMPANY                       MANAGEMENT
               VALUE--                    INCOME & GROWTH--                    VALUE--                     GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2004            2003            2004            2003            2004            2003            2004            2003
    -----------------------------------------------------------------------------------------------------------------------------
         311             401              40              62              63              53             100             105
        (310)           (365)            (14)             (9)            (22)            (20)            (44)            (49)
        ----            ----            ----            ----            ----            ----            ----            ----
           1              36              26              53              41              33              56              56
        ====            ====            ====            ====            ====            ====            ====            ====
         322             435             104             116             141             154             370             465
        (177)           (176)            (48)            (48)            (63)            (54)           (343)           (220)
        ----            ----            ----            ----            ----            ----            ----            ----
         145             259              56              68              78             100              27             245
        ====            ====            ====            ====            ====            ====            ====            ====
          27              47              10              33               4               5               3               8
          (8)             (9)            (35)             (1)             --              --              --              (1)
        ----            ----            ----            ----            ----            ----            ----            ----
          19              38             (25)             32               4               5               3               7
        ====            ====            ====            ====            ====            ====            ====            ====
         192             135              53              26              77              33              91              54
         (42)            (26)            (10)             (5)            (11)             (4)            (31)            (11)
        ----            ----            ----            ----            ----            ----            ----            ----
         150             109              43              21              66              29              60              43
        ====            ====            ====            ====            ====            ====            ====            ====

--------------------------------------------------------------------------------


                                                                 ALGER           AMERICAN
                                         ALGER AMERICAN        AMERICAN         CENTURY VP       AMERICAN
                                            LEVERAGED            SMALL          INFLATION       CENTURY VP
                                            ALL CAP--      CAPITALIZATION--    PROTECTION--   INTERNATIONAL--
                                         CLASS O SHARES     CLASS O SHARES       CLASS II        CLASS II
                                         ---------------   -----------------   ------------   ---------------
                                          2004     2003     2004      2003       2004(g)       2004     2003
                                         --------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      --       --      272       407           --          --       --
Units redeemed.........................      --       --     (278)     (218)          --          --       --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............      --       --       (6)      189           --          --       --
                                         ======   ======   ======    ======       ======      ======   ======
GROUP 2 POLICIES
Units issued...........................      --       --      374       486           --          --       --
Units redeemed.........................      --       --     (248)     (248)          --          --       --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............      --       --      126       238           --          --       --
                                         ======   ======   ======    ======       ======      ======   ======
GROUP 3 POLICIES
Units issued...........................       2        3       24        78           --          --       17
Units redeemed.........................      --       --       (3)       (2)          --         (13)      --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............       2        3       21        76           --         (13)      17
                                         ======   ======   ======    ======       ======      ======   ======
GROUP 4 POLICIES
Units issued...........................      --       --      103        33           --          --       --
Units redeemed.........................      --       --      (16)       (5)          --          --       --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............      --       --       87        28           --          --       --
                                         ======   ======   ======    ======       ======      ======   ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



       AMERICAN                           DREYFUS IP        DREYFUS VIF        FIDELITY(R)
      CENTURY VP          CALVERT         TECHNOLOGY         DEVELOPING            VIP
        VALUE--           SOCIAL           GROWTH--          LEADERS--       CONTRAFUND(R)--
       CLASS II          BALANCED       INITIAL SHARES     INITIAL SHARES     INITIAL CLASS
    ---------------   ---------------   ---------------   ----------------   ---------------
     2004     2003     2004     2003     2004     2003     2004    2003(a)    2004     2003
    ----------------------------------------------------------------------------------------
        --       --       16       25      195      141       --       --       574      638
        --       --      (13)     (26)     (29)     (10)      --       --      (409)    (461)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --        3       (1)     166      131       --       --       165      177
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        --       --       35       47       91      136       --       --       835      919
        --       --      (24)     (40)     (31)     (20)      --       --      (395)    (417)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --       11        7       60      116       --       --       440      502
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        53       15       --       --        2        2       10       11        51       38
        (1)      --       --       --       (1)      --       (1)      --        (3)      (2)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        52       15       --       --        1        2        9       11        48       36
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        --       --       25       13      113       55       --       --       363      199
        --       --       (5)      (2)     (27)      (9)      --       --       (72)     (40)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --       20       11       86       46       --       --       291      159
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                  FIDELITY(R)
                                                      VIP                         FIDELITY(R)
                                                EQUITY-INCOME--                  VIP GROWTH--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2004            2003            2004            2003
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        298             288              --              --
Units redeemed.........................       (157)           (210)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        141              78              --              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        315             397              --              --
Units redeemed.........................       (156)           (140)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        159             257              --              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         27              63               7              14
Units redeemed.........................        (61)             (3)             (1)             --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        (34)             60               6              14
                                            ======          ======          ======          ======
GROUP 4 POLICIES
Units issued...........................        291             110              --              --
Units redeemed.........................        (42)            (19)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        249              91              --              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      FIDELITY(R)     FIDELITY(R) VIP                       FIDELITY(R)          JANUS ASPEN
          VIP           INVESTMENT        FIDELITY(R)           VIP                SERIES
      INDEX 500--      GRADE BOND--      VIP MID CAP--      OVERSEAS--           BALANCED--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------------
     2004     2003     2004     2003     2004     2003     2004     2003      2004        2003
    ---------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --       340         419
        --       --       --       --       --       --       --       --      (474)       (342)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --      (134)         77
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        --       --       --       --       --       --       --       --     1,024       1,299
        --       --       --       --       --       --       --       --      (787)       (701)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       237         598
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        26       53       --        4       85       11       14       46        11          14
        (5)      (2)      (5)      --      (22)      (5)     (18)      (1)       (5)         (3)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        21       51       (5)       4       63        6       (4)      45         6          11
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        --       --       --       --       --       --       --       --       311         270
        --       --       --       --       --       --       --       --       (75)        (67)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       236         203
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

--------------------------------------------------------------------------------



                                              JANUS ASPEN             JANUS ASPEN
                                                SERIES                  SERIES               MFS(R)
                                                MID CAP                WORLDWIDE           INVESTORS
                                               GROWTH--                GROWTH--          TRUST SERIES--
                                         INSTITUTIONAL SHARES    INSTITUTIONAL SHARES    INITIAL CLASS
                                         ---------------------   ---------------------   --------------
                                           2004        2003        2004        2003       2004    2003
                                         --------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --          --         613         816         --      --
Units redeemed.........................       --          --        (695)       (753)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --         (82)         63         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 2 POLICIES
Units issued...........................       --          --       1,335       1,836         --      --
Units redeemed.........................       --          --      (1,022)     (1,003)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --         313         833         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 3 POLICIES
Units issued...........................       21           2           5           3         --      --
Units redeemed.........................      (15)         --          (1)         (1)        (1)     --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............        6           2           4           2         (1)     --
                                          ======      ======      ======      ======     ======   =====
GROUP 4 POLICIES
Units issued...........................       --          --         177         126         --      --
Units redeemed.........................       --          --         (46)        (26)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --         131         100         --      --
                                          ======      ======      ======      ======     ======   =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


        MFS(R)          MFS(R)            MFS(R)            NEUBERGER                          T. ROWE PRICE
    NEW DISCOVERY      RESEARCH         UTILITIES          BERMAN AMT        T. ROWE PRICE     LIMITED-TERM
       SERIES--        SERIES--          SERIES--            MID-CAP         EQUITY INCOME         BOND
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     GROWTH-- CLASS I       PORTFOLIO         PORTFOLIO
    --------------   -------------   ----------------   -----------------   ---------------   ---------------
    2004   2003(d)      2004(f)       2004    2003(a)    2004      2003      2004     2003     2004     2003
    ---------------------------------------------------------------------------------------------------------
     --       --           --            --       --        --        --       377      196       --       --
     --       --           --            --       --        --        --       (86)     (48)      --       --
    ----    ----         ----        ------   ------    ------    ------    ------   ------   ------   ------
     --       --           --            --       --        --        --       291      148       --       --
    ====    ====         ====        ======   ======    ======    ======    ======   ======   ======   ======
     --       --           --            --       --        --        --       411      432       --       --
     --       --           --            --       --        --        --      (148)    (120)      --       --
    ----    ----         ----        ------   ------    ------    ------    ------   ------   ------   ------
     --       --           --            --       --        --        --       263      312       --       --
    ====    ====         ====        ======   ======    ======    ======    ======   ======   ======   ======
      4        2           --             1       --         3         3        13       37       --       18
     --       --           --            --       --        --        --       (24)      (8)     (11)      (1)
    ----    ----         ----        ------   ------    ------    ------    ------   ------   ------   ------
      4        2           --             1       --         3         3       (11)      29      (11)      17
    ====    ====         ====        ======   ======    ======    ======    ======   ======   ======   ======
     --       --           --            --       --        --        --       321      154       --       --
     --       --           --            --       --        --        --       (51)     (26)      --       --
    ----    ----         ----        ------   ------    ------    ------    ------   ------   ------   ------
     --       --           --            --       --        --        --       270      128       --       --
    ====    ====         ====        ======   ======    ======    ======    ======   ======   ======   ======

--------------------------------------------------------------------------------


                                                                      VAN KAMPEN           VAN KAMPEN            VAN KAMPEN
                                  VAN ECK                            UIF EMERGING         UIF EMERGING            UIF U.S.
                                 WORLDWIDE        VAN ECK              MARKETS               MARKETS                REAL
                                 ABSOLUTE        WORLDWIDE              DEBT--              EQUITY--              ESTATE--
                                  RETURN        HARD ASSETS            CLASS I               CLASS I              CLASS I
                                 ---------   ------------------   ------------------   -------------------   ------------------
                                  2004(G)      2004     2003(E)     2004     2003(B)     2004       2003       2004     2003(C)
                                 ----------------------------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...................       --          --        --         --        --        141        215         --        --
Units redeemed.................       --          --        --         --        --        (97)      (120)        --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --          --        --         --        --         44         95         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======
GROUP 2 POLICIES
Units issued...................       --          --        --         --        --        122        221         --        --
Units redeemed.................       --          --        --         --        --        (90)       (86)        --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --          --        --         --        --         32        135         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======
GROUP 3 POLICIES
Units issued...................       --           2        --         --         2          5         --          1        --
Units redeemed.................       --          --        --         --        --         --         --         --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --           2        --         --         2          5         --          1        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======
GROUP 4 POLICIES
Units issued...................       --          --        --         --        --         65         26         --        --
Units redeemed.................       --          --        --         --        --        (13)        (5)        --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --          --        --         --        --         52         21         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through December 31, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through December 31, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001, and 2000:


                                                                        MAINSTAY VP
                                                                    BOND--INITIAL CLASS
                                                       ----------------------------------------------
                                                        2004      2003      2002      2001      2000
                                                       ----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $13,637   $14,432   $13,958   $12,184   $8,626
Units Outstanding..................................        722       790       793       753      578
Variable Accumulation Unit Value...................    $ 18.88   $ 18.26   $ 17.59   $ 16.18   $14.91
Total Return.......................................       3.4%      3.8%      8.7%      8.5%     9.0%
Investment Income Ratio............................       3.4%      4.1%      4.6%      5.4%
GROUP 2 POLICIES(b)
Net Assets.........................................    $ 9,680   $ 8,491   $ 6,999   $ 3,868   $  597
Units Outstanding..................................        694       630       540       325       55
Variable Accumulation Unit Value...................    $ 13.96   $ 13.48   $ 12.96   $ 11.89   $10.94
Total Return.......................................       3.6%      4.0%      9.0%      8.7%     9.3%
Investment Income Ratio............................       3.8%      4.3%      5.7%      9.6%
GROUP 3 POLICIES
Net Assets.........................................    $   528   $   292   $    55   $     7   $   --
Units Outstanding..................................         44        25         5         1       --
Variable Accumulation Unit Value...................    $ 11.95   $ 11.48   $ 10.99   $ 10.04   $   --
Total Return.......................................       4.1%      4.5%      9.5%      0.4%       --
Investment Income Ratio............................       4.4%      5.2%      6.3%     53.8%
GROUP 4 POLICIES
Net Assets.........................................    $ 2,747   $ 1,614   $   552   $    --   $   --
Units Outstanding..................................        236       144        52        --       --
Variable Accumulation Unit Value...................    $ 11.66   $ 11.20   $ 10.72   $    --   $   --
Total Return.......................................       4.1%      4.5%      7.2%        --       --
Investment Income Ratio............................       4.4%      5.4%     16.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                        MAINSTAY VP                           MAINSTAY VP
            CAPITAL APPRECIATION--INITIAL CLASS             CASH MANAGEMENT
    ----------------------------------------------------   -----------------
      2004       2003       2002       2001       2000      2004      2003
    ------------------------------------------------------------------------
    $174,254   $171,100   $131,204   $185,293   $225,952   $15,071   $16,841
       8,889      9,027      8,730      8,468      7,873    10,726    12,004
    $  19.60   $  18.95   $  15.03   $  21.88   $  28.70   $  1.41   $  1.40
        3.4%      26.1%     (31.4%)    (23.8%)    (11.3%)     0.1%        --
        0.3%       0.2%       0.1%       0.1%                 0.8%      0.7%
    $ 53,193   $ 46,871   $ 30,458   $ 29,631   $ 15,454   $11,507   $13,640
       7,176      6,553      5,381      3,603      1,436    10,323    12,279
    $   7.41   $   7.15   $   5.66   $   8.22   $  10.76   $  1.11   $  1.11
        3.6%      26.4%     (31.2%)    (23.6%)    (11.2%)     0.3%      0.2%
        0.3%       0.2%       0.1%       0.1%                 0.8%      0.7%
    $    249   $    171   $     89   $     72   $     --   $ 2,255   $ 1,680
          26         19         13          7         --     2,166     1,627
    $   9.42   $   9.05   $   7.12   $  10.30   $     --   $  1.04   $  1.03
        4.2%      27.0%     (30.9%)      3.0%         --      0.8%      0.7%
        0.3%       0.3%       0.1%       0.3%                 0.8%      0.7%
    $  3,823   $  1,868   $    443   $     --   $     --   $ 4,412   $ 2,431
         362        184         55         --         --     4,317     2,399
    $  10.57   $  10.15   $   7.99   $     --   $     --   $  1.02   $  1.01
        4.2%      27.0%     (20.1%)        --         --      0.8%      0.7%
        0.3%       0.3%       0.3%         --                 0.9%      0.6%


             MAINSTAY VP
           CASH MANAGEMENT
     ---------------------------
      2002      2001      2000
     ---------------------------
     $25,473   $46,014   $40,729
      18,149    32,996    30,117
     $  1.40   $  1.39   $  1.35
        0.6%      3.0%      5.5%
        1.4%      3.7%
     $13,871   $12,365   $ 3,264
      12,508    11,244     3,067
     $  1.11   $  1.10   $  1.06
        0.8%      3.8%      5.0%
        1.3%      3.4%
     $ 3,050   $   523   $    --
       2,974       517        --
     $  1.03   $  1.01   $    --
        2.0%      1.0%        --
        1.2%      2.1%
     $ 1,472   $    --   $    --
       1,462        --        --
     $  1.01   $    --   $    --
        1.0%        --        --
        1.0%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                       MAINSTAY VP
                                                               COMMON STOCK--INITIAL CLASS
                                                     -----------------------------------------------
                                                      2004      2003      2002      2001      2000
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $65,117   $60,036   $46,902   $60,962   $69,704
Units Outstanding..................................    2,413     2,450     2,402     2,348     2,211
Variable Accumulation Unit Value...................  $ 26.99   $ 24.50   $ 19.53   $ 25.96   $ 31.53
Total Return.......................................    10.1%     25.5%    (24.8%)   (17.7%)    (4.0%)
Investment Income Ratio............................     1.4%      1.1%      0.9%      0.7%

GROUP 2 POLICIES(b)
Net Assets.........................................  $30,884   $25,743   $17,351   $15,533   $ 7,403
Units Outstanding..................................    3,038     2,794     2,368     1,598       628
Variable Accumulation Unit Value...................  $ 10.16   $  9.21   $  7.33   $  9.72   $ 11.78
Total Return.......................................    10.3%     25.7%    (24.6%)   (17.5%)    (3.8%)
Investment Income Ratio............................     1.5%      1.2%      1.1%      1.0%

GROUP 3 POLICIES
Net Assets.........................................  $   342   $   181   $   135   $   178   $    --
Units Outstanding..................................       33        20        18        18        --
Variable Accumulation Unit Value...................  $ 10.25   $  9.24   $  7.31   $  9.65   $    --
Total Return.......................................    10.9%     26.4%    (24.2%)    (3.5%)       --
Investment Income Ratio............................     1.8%      1.5%      0.9%      1.8%

GROUP 4 POLICIES
Net Assets.........................................  $ 3,337   $ 1,665   $   429   $    --   $    --
Units Outstanding..................................      285       158        51        --        --
Variable Accumulation Unit Value...................  $ 11.72   $ 10.57   $  8.36   $    --   $    --
Total Return.......................................    10.9%     26.4%    (16.4%)       --        --
Investment Income Ratio............................     1.8%      1.5%      3.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                    MAINSTAY VP                                     MAINSTAY VP
             CONVERTIBLE--INITIAL CLASS                      GOVERNMENT--INITIAL CLASS
    --------------------------------------------   ---------------------------------------------
     2004      2003      2002     2001     2000     2004      2003      2002      2001     2000
    --------------------------------------------------------------------------------------------
    $11,056   $ 9,403   $7,003   $6,864   $4,815   $11,676   $12,095   $13,456   $8,224   $4,168
        597       535      484      434      295       662       704       792      528      284
    $ 18.52   $ 17.58   $14.48   $15.83   $16.30   $ 17.63   $ 17.18   $ 16.98   $15.57   $14.70
       5.4%     21.4%    (8.5%)   (2.9%)   (5.7%)     2.6%      1.2%      9.1%     5.9%    11.4%
       2.1%      2.5%     2.9%     4.1%               4.1%      4.3%      3.8%     5.5%

    $16,830   $14,680   $9,942   $7,252   $2,692   $ 5,839   $ 5,949   $ 5,589   $2,237   $  150
      1,293     1,191      981      656      237       431       451       429      188       13
    $ 13.02   $ 12.33   $10.14   $11.06   $11.36   $ 13.56   $ 13.19   $ 13.01   $11.91   $11.22
       5.6%     21.6%    (8.3%)   (2.6%)   (5.5%)     2.8%      1.4%      9.3%     6.1%    11.6%
       2.1%      2.5%     3.3%     5.2%               4.2%      4.3%      4.3%     8.7%

    $   259   $   209   $   94   $   52   $   --   $   165   $   120   $    90   $   --   $   --
         21        18       10        5       --        14        11         8       --       --
    $ 12.27   $ 11.57   $ 9.46   $10.28   $   --   $ 11.45   $ 11.08   $ 10.88   $   --   $   --
       6.1%     22.2%    (8.1%)    2.8%       --      3.3%      1.9%      8.8%       --       --
       2.2%      2.8%     3.6%    11.9%               4.6%      4.5%      4.4%       --

    $ 3,837   $ 1,791   $  336   $   --   $   --   $ 2,413   $ 1,656   $   631   $   --   $   --
        310       153       35       --       --       215       152        59       --       --
    $ 12.39   $ 11.67   $ 9.55   $   --   $   --   $ 11.24   $ 10.87   $ 10.67   $   --   $   --
       6.1%     22.2%    (4.5%)      --       --      3.3%      1.9%      6.7%       --       --
       2.5%      3.5%    10.0%       --               4.8%      5.9%     10.4%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                 MAINSTAY VP HIGH YIELD
                                                              CORPORATE BOND--INITIAL CLASS
                                                     -----------------------------------------------
                                                      2004      2003      2002      2001      2000
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $53,870   $47,585   $30,983   $29,909   $26,361
Units Outstanding..................................    2,203     2,179     1,921     1,879     1,726
Variable Accumulation Unit Value...................  $ 24.45   $ 21.84   $ 16.13   $ 15.92   $ 15.28
Total Return.......................................    11.9%     35.4%      1.2%      4.2%     (6.5%)
Investment Income Ratio............................     7.6%      8.3%     10.7%     12.0%

GROUP 2 POLICIES(b)
Net Assets.........................................  $24,317   $18,335   $ 9,959   $ 5,199   $ 1,398
Units Outstanding..................................    1,554     1,314       969       514       144
Variable Accumulation Unit Value...................  $ 15.65   $ 13.95   $ 10.28   $ 10.12   $  9.70
Total Return.......................................    12.2%     35.7%      1.6%      4.3%     (6.4%)
Investment Income Ratio............................     7.6%      8.6%     12.7%     16.0%

GROUP 3 POLICIES
Net Assets.........................................  $   544   $   411   $   271   $   234   $    --
Units Outstanding..................................       34        29        26        23        --
Variable Accumulation Unit Value...................  $ 15.78   $ 14.00   $ 10.27   $ 10.06   $    --
Total Return.......................................    12.7%     36.4%      2.1%      0.6%        --
Investment Income Ratio............................     6.5%      7.6%     11.3%    101.5%

GROUP 4 POLICIES
Net Assets.........................................  $ 8,986   $ 3,601   $   851   $    --   $    --
Units Outstanding..................................      597       270        87        --        --
Variable Accumulation Unit Value...................  $ 15.06   $ 13.36   $  9.79   $    --   $    --
Total Return.......................................    12.7%     36.4%     (2.1%)       --        --
Investment Income Ratio............................     9.5%     11.0%     29.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                     MAINSTAY VP                                MAINSTAY VP
         INTERNATIONAL EQUITY--INITIAL CLASS            MID CAP CORE--INITIAL CLASS
    ---------------------------------------------   -----------------------------------
     2004      2003     2002     2001      2000      2004      2003     2002      2001
    -----------------------------------------------------------------------------------
    $13,646   $8,605   $5,894   $ 5,424   $ 6,250   $11,787   $7,136   $ 4,625   $4,832
        725      533      471       412       405       890      654       570      515
    $ 18.82   $16.15   $12.51   $ 13.18   $ 15.44   $ 13.25   $10.91   $  8.11   $ 9.38
      16.5%    29.1%    (5.1%)   (14.6%)   (18.6%)    21.4%    34.6%    (13.5%)   (6.2%)
       1.1%     2.0%     1.4%      1.3%                0.6%     0.5%      0.3%     0.3%

    $ 6,258   $3,310   $1,670   $ 1,038   $   650   $ 3,914   $1,640   $   653   $  160
        540      334      218       129        69       292      149        80       17
    $ 11.58   $ 9.92   $ 7.67   $  8.06   $  9.42   $ 13.43   $11.04   $  8.19   $ 9.45
      16.8%    29.4%    (4.7%)   (14.4%)   (18.5%)    21.6%    34.8%    (13.4%)   (5.5%)
       1.2%     2.3%     1.7%      1.5%                0.7%     0.6%      0.4%     1.0%

    $    --   $   --   $   --   $    --   $    --   $    --   $   --   $    --   $   --
         --       --       --        --        --        --       --        --       --
    $    --   $   --   $   --   $    --   $    --   $    --   $   --   $    --   $   --
         --       --       --        --        --        --       --        --       --
         --       --       --        --                  --       --        --       --

    $ 2,665   $  526   $   59   $    --   $    --   $ 2,594   $  566   $    73   $   --
        190       44        6        --        --       183       49         9       --
    $ 14.04   $11.96   $ 9.20   $    --   $    --   $ 14.21   $11.63   $  8.58   $   --
      17.3%    30.0%    (8.0%)       --        --     22.2%    35.5%    (14.2%)      --
       1.6%     3.4%     5.6%        --                0.8%     0.8%      1.1%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                   MAINSTAY VP                           MAINSTAY VP
                                          MID CAP GROWTH--INITIAL CLASS         MID CAP VALUE--INITIAL CLASS
                                       -----------------------------------   -----------------------------------
                                        2004      2003     2002      2001     2004      2003     2002      2001
                                       -------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $11,789   $7,461   $ 3,688   $4,730   $14,820   $9,718   $ 6,585   $5,620
Units Outstanding....................    1,041      802       570      518     1,185      907       787      570
Variable Accumulation Unit Value.....  $ 11.33   $ 9.30   $  6.47   $ 9.12   $ 12.51   $10.72   $  8.37   $ 9.86
Total Return.........................    21.8%    43.8%    (29.1%)   (8.8%)    16.7%    28.1%    (15.1%)   (1.4%)
Investment Income Ratio..............       --       --        --       --      1.0%     1.1%      1.1%     1.1%

GROUP 2 POLICIES(b)
Net Assets...........................  $ 6,775   $3,517   $ 1,074   $  344   $ 9,228   $5,632   $ 2,954   $  962
Units Outstanding....................      574      363       160       36       733      523       352       97
Variable Accumulation Unit Value.....  $ 11.81   $ 9.68   $  6.72   $ 9.46   $ 12.59   $10.76   $  8.39   $ 9.87
Total Return.........................    22.0%    44.1%    (28.9%)   (5.4%)    17.0%    28.3%    (15.0%)   (1.3%)
Investment Income Ratio..............       --       --        --       --      1.0%     1.2%      1.4%     3.0%

GROUP 3 POLICIES
Net Assets...........................  $    --   $   --   $    --   $   --   $    --   $   --   $    --   $   --
Units Outstanding....................       --       --        --       --        --       --        --       --
Variable Accumulation Unit Value.....  $    --   $   --   $    --   $   --   $    --   $   --   $    --   $   --
Total Return.........................       --       --        --       --        --       --        --       --
Investment Income Ratio..............       --       --        --       --        --       --        --       --

GROUP 4 POLICIES
Net Assets...........................  $ 4,691   $1,304   $   256   $   --   $ 4,862   $1,814   $   458   $   --
Units Outstanding....................      353      120        34       --       381      167        54       --
Variable Accumulation Unit Value.....  $ 13.31   $10.85   $  7.50   $   --   $ 12.75   $10.84   $  8.41   $   --
Total Return.........................    22.6%    44.8%    (25.0%)      --     17.5%    29.0%    (15.9%)      --
Investment Income Ratio..............       --       --        --       --      1.2%     1.5%      3.4%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        MAINSTAY VP                                   MAINSTAY VP
               S&P 500 INDEX--INITIAL CLASS                 SMALL CAP GROWTH--INITIAL CLASS
    ---------------------------------------------------   -----------------------------------
      2004       2003      2002       2001       2000      2004      2003     2002      2001
    -----------------------------------------------------------------------------------------
    $146,432   $133,315   $99,916   $121,766   $120,772   $10,272   $8,132   $ 4,477   $5,104
       4,895      4,890     4,665      4,392      3,800       967      831       644      536
    $  29.91   $  27.26   $ 21.42   $  27.73   $  31.77   $ 10.63   $ 9.78   $  6.95   $ 9.51
        9.7%      27.3%    (22.8%)    (12.7%)     (9.9%)     8.6%    40.7%    (26.9%)   (4.9%)
        1.6%       1.4%      1.3%       1.1%                   --       --        --       --

    $ 69,081   $ 56,757   $35,382   $ 29,324   $ 14,201   $ 6,396   $4,170   $ 1,442   $  385
       7,035      6,355     5,053      3,241      1,373       585      415       202       40
    $   9.82   $   8.93   $  7.00   $   9.05   $  10.35   $ 10.93   $10.04   $  7.12   $ 9.73
        9.9%      27.6%    (22.6%)    (12.6%)     (9.8%)     8.9%    41.0%    (26.8%)   (2.7%)
        1.7%       1.5%      1.5%       1.4%                   --       --        --       --

    $    817   $    410   $     9   $     --   $     --   $    --   $   --   $    --   $   --
          74         41         1         --         --        --       --        --       --
    $  11.11   $  10.06   $  7.85   $     --   $     --   $    --   $   --   $    --   $   --
       10.5%      28.2%    (21.5%)        --         --        --       --        --       --
        1.6%       3.1%      3.1%         --                   --       --        --       --

    $ 18,720   $  6,886   $ 1,890   $     --   $     --   $ 3,819   $1,337   $   209   $   --
       1,547        629       221         --         --       301      115        26       --
    $  12.10   $  10.95   $  8.54   $     --   $     --   $ 12.67   $11.58   $  8.17   $   --
       10.5%      28.2%    (14.6%)        --         --      9.4%    41.7%    (18.3%)      --
        2.2%       2.0%      4.4%         --                   --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                       MAINSTAY VP
                                                               TOTAL RETURN--INITIAL CLASS
                                                     -----------------------------------------------
                                                      2004      2003      2002      2001      2000
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $44,038   $42,609   $36,510   $43,693   $46,997
Units Outstanding..................................    2,129     2,175     2,215     2,197     2,095
Variable Accumulation Unit Value...................  $ 20.69   $ 19.59   $ 16.48   $ 19.89   $ 22.43
Total Return.......................................     5.6%     18.8%    (17.0%)   (11.3%)    (5.0%)
Investment Income Ratio............................     1.7%      1.9%      2.5%      2.6%

GROUP 2 POLICIES(b)
Net Assets.........................................  $13,594   $11,610   $ 8,019   $ 6,514   $ 2,178
Units Outstanding..................................    1,343     1,214       998       673       200
Variable Accumulation Unit Value...................  $ 10.12   $  9.57   $  8.03   $  9.68   $ 10.89
Total Return.......................................     5.8%     19.1%    (16.9%)   (11.1%)    (4.8%)
Investment Income Ratio............................     1.8%      2.1%      2.9%      4.0%

GROUP 3 POLICIES
Net Assets.........................................  $   101   $     3   $     1   $    --   $    --
Units Outstanding..................................        9        --        --        --        --
Variable Accumulation Unit Value...................  $ 10.88   $ 10.23   $  8.55   $    --   $    --
Total Return.......................................     6.4%     19.7%    (14.5%)       --        --
Investment Income Ratio............................     1.7%      2.2%      1.0%        --

GROUP 4 POLICIES
Net Assets.........................................  $ 1,898   $   914   $   362   $    --   $    --
Units Outstanding..................................      165        84        40        --        --
Variable Accumulation Unit Value...................  $ 11.53   $ 10.84   $  9.06   $    --   $    --
Total Return.......................................     6.4%     19.7%     (9.4%)       --        --
Investment Income Ratio............................     2.2%      2.5%     13.3%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                      MAINSTAY VP
                      MAINSTAY VP                                   AMERICAN CENTURY
                 VALUE--INITIAL CLASS                        INCOME & GROWTH--INITIAL CLASS
    -----------------------------------------------   --------------------------------------------
     2004      2003      2002      2001      2000      2004     2003     2002      2001     2000
    ----------------------------------------------------------------------------------------------
    $44,899   $40,618   $31,545   $37,813   $33,582   $1,780   $1,371   $   711   $  652   $   377
      2,054     2,053     2,017     1,895     1,678      183      157       104       76        40
    $ 21.86   $ 19.78   $ 15.64   $ 19.95   $ 20.01   $ 9.75   $ 8.72   $  6.82   $ 8.54   $  9.40
      10.5%     26.5%    (21.6%)    (0.3%)    12.1%    11.9%    27.8%    (20.1%)   (9.1%)    (6.0%)
       1.2%      1.6%      1.4%      1.5%               1.9%     1.9%      1.2%     1.0%

    $17,691   $14,265   $ 8,835   $ 5,849   $   870   $4,141   $3,183   $ 2,008   $1,716   $   761
      1,353     1,208       948       493        73      407      351       284      194        78
    $ 13.08   $ 11.81   $  9.32   $ 11.86   $ 11.87   $10.16   $ 9.07   $  7.08   $ 8.84   $  9.71
      10.7%     26.7%    (21.4%)    (0.1%)    12.3%    12.1%    28.1%    (19.9%)   (9.0%)   (11.2%)
       1.2%      1.7%      1.8%      2.7%               1.9%     1.6%      1.3%     1.2%

    $ 1,036   $   736   $   274   $   296   $    --   $   91   $  350   $     9   $   --   $    --
         92        73        35        29        --        8       33         1       --        --
    $ 11.25   $ 10.11   $  7.94   $ 10.05   $    --   $11.86   $10.52   $  8.18   $   --   $    --
      11.3%     27.4%    (21.0%)     0.5%        --    12.7%    28.7%    (18.2%)      --        --
       1.6%      1.8%      1.4%      8.1%               0.7%     1.8%      1.2%       --

    $ 3,975   $ 2,025   $   708   $    --   $    --   $  899   $  323   $    68   $   --   $    --
        346       196        87        --        --       72       29         8       --        --
    $ 11.48   $ 10.31   $  8.10   $    --   $    --   $12.55   $11.14   $  8.66   $   --   $    --
      11.3%     27.4%    (19.0%)       --        --    12.7%    28.7%    (13.4%)      --        --
       1.4%      2.1%      4.4%        --               2.4%     2.2%      3.7%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                       MAINSTAY VP
                                                                  DREYFUS LARGE COMPANY
                                                                  VALUE--INITIAL CLASS
                                                       -------------------------------------------
                                                        2004     2003     2002      2001     2000
                                                       -------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $1,805   $1,238   $   725   $  691   $   72
Units Outstanding..................................       171      130        96       70        7
Variable Accumulation Unit Value...................    $10.57   $ 9.56   $  7.52   $ 9.82   $10.36
Total Return.......................................     10.6%    27.1%    (23.4%)   (5.2%)    3.6%
Investment Income Ratio............................      1.1%     0.9%      0.7%     1.2%

GROUP 2 POLICIES(b)
Net Assets.........................................    $5,346   $4,035   $ 2,364   $2,001   $  560
Units Outstanding..................................       474      396       296      192       51
Variable Accumulation Unit Value...................    $11.28   $10.18   $  8.00   $10.42   $10.96
Total Return.......................................     10.8%    27.3%    (23.2%)   (4.9%)    6.0%
Investment Income Ratio............................      1.1%     1.0%      0.7%     1.1%

GROUP 3 POLICIES
Net Assets.........................................    $  118   $   63   $    10   $   --   $   --
Units Outstanding..................................        10        6         1       --       --
Variable Accumulation Unit Value...................    $11.76   $10.56   $  8.26   $   --   $   --
Total Return.......................................     11.4%    27.9%    (17.4%)      --       --
Investment Income Ratio............................      1.0%     1.3%      0.7%       --

GROUP 4 POLICIES
Net Assets.........................................    $1,234   $  407   $    74   $   --   $   --
Units Outstanding..................................       104       38         9       --       --
Variable Accumulation Unit Value...................    $11.85   $10.64   $  8.31   $   --   $   --
Total Return.......................................     11.4%    27.9%    (16.9%)      --       --
Investment Income Ratio............................      1.4%     1.4%      1.8%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                      MAINSTAY VP                          ALGER AMERICAN               ALGER AMERICAN
                EAGLE ASSET MANAGEMENT                   LEVERAGED ALL CAP--        SMALL CAPITALIZATION--
             GROWTH EQUITY--INITIAL CLASS                  CLASS O SHARES               CLASS O SHARES
    -----------------------------------------------   -------------------------   ---------------------------
     2004      2003      2002      2001      2000      2004     2003     2002      2004      2003      2002
    ---------------------------------------------------------------------------------------------------------
    $ 3,483   $ 3,207   $ 2,214   $ 2,750   $ 1,967   $   --   $   --   $    --   $16,480   $14,286   $ 8,883
        517       461       405       359       213       --       --        --     1,556     1,562     1,373
    $  6.74   $  6.95   $  5.47   $  7.67   $  9.25   $   --   $   --   $    --   $ 10.59   $  9.15   $  6.47
      (3.0%)    27.2%    (28.7%)   (17.1%)    (7.5%)      --       --        --     15.8%     41.4%    (26.7%)
       0.2%      0.2%      0.1%        --                 --       --        --        --        --        --

    $12,186   $12,283   $ 7,827   $ 7,326   $ 3,130   $   --   $   --   $    --   $12,816   $10,177   $ 6,027
      1,332     1,305     1,060       709       251       --       --        --     1,601     1,475     1,237
    $  9.15   $  9.41   $  7.39   $ 10.34   $ 12.45   $   --   $   --   $    --   $  8.00   $  6.90   $  4.87
      (2.8%)    27.4%    (28.6%)   (16.9%)   (10.4%)      --       --        --     16.0%     41.6%    (26.6%)
       0.2%      0.2%      0.1%        --                 --       --        --        --        --        --

    $   214   $   191   $    96   $    21   $    --   $   64   $   38   $     6   $ 1,311   $   894   $    51
         24        21        13         2        --        5        3         1       104        83         7
    $  9.08   $  9.30   $  7.26   $ 10.11   $    --   $12.90   $11.92   $  8.85   $ 12.62   $ 10.82   $  7.60
      (2.3%)    28.1%    (28.2%)     1.1%        --     8.2%    34.7%    (11.5%)    16.6%     42.3%    (26.2%)
       0.3%      0.2%      0.1%        --                 --       --        --        --        --        --

    $ 1,257   $   655   $   159   $    --   $    --   $   --   $   --   $    --   $ 1,704   $   430   $    66
        122        62        19        --        --       --       --        --       124        37         8
    $ 10.29   $ 10.54   $  8.23   $    --   $    --   $   --   $   --   $    --   $ 13.72   $ 11.77   $  8.27
      (2.3%)    28.1%    (17.7%)       --        --       --       --        --     16.6%     42.3%    (17.3%)
       0.3%      0.2%      0.2%        --                 --       --        --        --        --        --

      ALGER AMERICAN
     SMALL CAPITALIZATION--
      CLASS O SHARES
     -----------------
      2001      2000
    ---------------------------------------------------------------------------------------------------------
     $10,628   $12,193
       1,203       966
     $  8.83   $ 12.62
      (30.0%)   (27.7%)
          --
     $ 5,640   $ 3,724
         850       394
     $  6.64   $  9.46
      (29.8%)   (27.6%)
          --
     $    28   $    --
           3        --
     $ 10.31   $    --
        3.1%        --
          --
     $    --   $    --
          --        --
     $    --   $    --
          --        --
          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                               INFLATION PROTECTION--       INTERNATIONAL--          AMERICAN CENTURY VP
                                                      CLASS II                  CLASS II               VALUE--CLASS II
                                               ----------------------   ------------------------   ------------------------
                                                        2004             2004     2003     2002     2004     2003     2002
                                               ----------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...................................          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding............................              --               --       --       --       --       --       --
Variable Accumulation Unit Value.............          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Total Return.................................              --               --       --       --       --       --       --
Investment Income Ratio......................              --               --       --       --       --       --       --

GROUP 2 POLICIES(b)
Net Assets...................................          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding............................              --               --       --       --       --       --       --
Variable Accumulation Unit Value.............          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Total Return.................................              --               --       --       --       --       --       --
Investment Income Ratio......................              --               --       --       --       --       --       --

GROUP 3 POLICIES
Net Assets...................................          $    1           $   53   $  208   $   --   $  973   $  189   $   --
Units Outstanding............................              --                4       17       --       67       15       --
Variable Accumulation Unit Value.............          $10.39           $13.74   $11.98   $ 9.63   $14.48   $12.68   $ 9.84
Total Return.................................            3.9%            14.8%    24.4%    (3.7%)   14.2%    28.8%    (1.6%)
Investment Income Ratio......................            4.6%             3.0%       --       --     0.4%       --       --

GROUP 4 POLICIES
Net Assets...................................          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding............................              --               --       --       --       --       --       --
Variable Accumulation Unit Value.............          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Total Return.................................              --               --       --       --       --       --       --
Investment Income Ratio......................              --               --       --       --       --       --       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                         DREYFUS VIF
                                                              DREYFUS IP                 DEVELOPING
                      CALVERT                            TECHNOLOGY GROWTH--              LEADERS--
                  SOCIAL BALANCED                           INITIAL SHARES             INITIAL SHARES
    -------------------------------------------   ----------------------------------   ---------------
     2004     2003     2002      2001     2000     2004     2003     2002      2001     2004     2003
    --------------------------------------------------------------------------------------------------
    $1,518   $1,377   $ 1,178   $1,275   $1,248   $3,086   $1,633   $   320   $  279   $   --   $   --
       101       98        99       94       85      351      185        54       29       --       --
    $15.09   $14.04   $ 11.85   $13.58   $14.70   $ 8.79   $ 8.81   $  5.88   $ 9.77   $   --   $   --
      7.5%    18.5%    (12.7%)   (7.6%)   (3.8%)   (0.2%)   49.9%    (39.8%)   (2.3%)      --       --
      1.7%     1.9%      2.9%     3.9%                --       --        --       --       --       --

    $1,962   $1,712   $ 1,379   $  914   $  400   $2,429   $1,884   $   550   $  191   $   --   $   --
       183      172       165       95       39      266      206        91       19       --       --
    $10.70   $ 9.93   $  8.36   $ 9.57   $10.33   $ 9.13   $ 9.13   $  6.08   $10.08   $   --   $   --
      7.7%    18.7%    (12.6%)   (7.4%)   (3.6%)    0.0%    50.2%    (39.7%)    0.8%       --       --
      1.8%     2.0%      3.4%     5.8%                --       --        --       --       --       --

    $   --   $   --   $    --   $   --   $   --   $   75   $   53   $    24   $    5   $  279   $  135
        --       --        --       --       --        6        5         3       --       20       11
    $   --   $   --   $    --   $   --   $   --   $11.56   $11.51   $  7.63   $12.59   $14.20   $12.75
        --       --        --       --       --     0.5%    51.0%    (39.4%)   25.9%    11.3%    27.5%
        --       --        --       --                --       --        --       --     0.2%       --

    $  451   $  185   $    59   $   --   $   --   $1,641   $  637   $    68   $   --   $   --   $   --
        37       17         6       --       --      141       55         9       --       --       --
    $12.03   $11.11   $  9.31   $   --   $   --   $11.64   $11.59   $  7.68   $   --   $   --   $   --
      8.3%    19.3%     (6.9%)      --       --     0.5%    51.0%    (23.2%)      --       --       --
      2.4%     2.6%     16.8%       --                --       --        --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                     FIDELITY(R) VIP
                                                              CONTRAFUND(R)--INITIAL CLASS
                                                     -----------------------------------------------
                                                      2004      2003      2002      2001      2000
                                                     -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $71,268   $59,024   $43,637   $44,376   $43,916
Units Outstanding..................................    3,282     3,117     2,940     2,691     2,321
Variable Accumulation Unit Value...................  $ 21.71   $ 18.94   $ 14.84   $ 16.49   $ 18.92
Total Return.......................................    14.7%     27.6%    (10.0%)   (12.8%)    (7.3%)
Investment Income Ratio............................     0.3%      0.4%      0.8%      0.8%

GROUP 2 POLICIES(b)
Net Assets.........................................  $40,911   $30,734   $19,700   $15,235   $ 7,568
Units Outstanding..................................    3,214     2,774     2,273     1,586       688
Variable Accumulation Unit Value...................  $ 12.73   $ 11.08   $  8.67   $  9.61   $ 11.00
Total Return.......................................    14.9%     27.8%     (9.8%)   (12.6%)    (7.1%)
Investment Income Ratio............................     0.3%      0.4%      0.7%      0.5%

GROUP 3 POLICIES
Net Assets.........................................  $ 1,376   $   641   $   177   $   168   $    --
Units Outstanding..................................      104        56        20        17        --
Variable Accumulation Unit Value...................  $ 13.26   $ 11.48   $  8.94   $  9.86   $    --
Total Return.......................................    15.5%     28.5%     (9.3%)    (1.4%)       --
Investment Income Ratio............................     0.3%      0.4%      0.8%        --

GROUP 4 POLICIES
Net Assets.........................................  $ 6,747   $ 2,500   $   523   $    --   $    --
Units Outstanding..................................      509       218        59        --        --
Variable Accumulation Unit Value...................  $ 13.25   $ 11.47   $  8.93   $    --   $    --
Total Return.......................................    15.5%     28.5%    (10.7%)       --        --
Investment Income Ratio............................     0.2%      0.2%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                     FIDELITY(R) VIP                             FIDELITY(R) VIP                      FIDELITY(R) VIP
              EQUITY-INCOME--INITIAL CLASS                    GROWTH--INITIAL CLASS               INDEX 500--INITIAL CLASS
     -----------------------------------------------   -----------------------------------   ----------------------------------
      2004      2003      2002      2001      2000      2004      2003     2002      2001     2004     2003     2002      2001
     --------------------------------------------------------------------------------------------------------------------------
     $27,122   $22,122   $16,081   $17,855   $15,911   $    --   $   --   $    --   $   --   $   --   $   --   $    --   $   --
       1,461     1,320     1,241     1,137       956        --       --        --       --       --       --        --       --
     $ 18.57   $ 16.76   $ 12.95   $ 15.71   $ 16.64   $    --   $   --   $    --   $   --   $   --   $   --   $    --   $   --
       10.8%     29.4%    (17.7%)    (5.6%)     7.6%        --       --        --       --       --       --        --       --
        1.4%      1.7%      1.7%      1.5%                  --       --        --       --       --       --        --       --

     $16,306   $12,853   $ 7,626   $ 5,786   $ 2,272   $    --   $   --   $    --   $   --   $   --   $   --   $    --   $   --
       1,270     1,111       855       536       199        --       --        --       --       --       --        --       --
     $ 12.84   $ 11.57   $  8.92   $ 10.79   $ 11.41   $    --   $   --   $    --   $   --   $   --   $   --   $    --   $   --
       11.0%     29.7%    (17.3%)    (5.4%)     7.8%        --       --        --       --       --       --        --       --
        1.4%      1.6%      1.4%      1.1%                  --       --        --       --       --       --        --       --

     $   401   $   732   $    47   $     1   $    --   $   316   $  258   $   101   $  150   $  906   $  613   $    87   $  102
          32        66         6        --        --        34       28        15       15       84       63        11       10
     $ 12.46   $ 11.17   $  8.57   $ 10.32   $    --   $  9.36   $ 9.05   $  6.82   $ 9.75   $10.78   $ 9.74   $  7.59   $ 9.76
       11.5%     30.3%    (17.1%)     3.2%        --      3.4%    32.8%    (30.1%)   (2.5%)   10.6%    28.4%    (22.2%)   (2.4%)
        2.8%      0.3%      0.5%        --                0.2%     0.2%      0.3%       --     1.7%     0.7%      1.3%       --

     $ 4,697   $ 1,449   $   334   $    --   $    --   $    --   $   --   $    --   $   --   $   --   $   --   $    --   $   --
         380       131        39        --        --        --       --        --       --       --       --        --       --
     $ 12.36   $ 11.09   $  8.51   $    --   $    --   $    --   $   --   $    --   $   --   $   --   $   --   $    --   $   --
       11.5%     30.3%    (14.9%)       --        --        --       --        --       --       --       --        --       --
        0.9%      0.9%        --        --                  --       --        --       --       --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                        FIDELITY(R) VIP                        FIDELITY(R) VIP
                                        INVESTMENT GRADE                          MID CAP--
                                      BOND--INITIAL CLASS                       INITIAL CLASS
                                 ------------------------------   -----------------------------------------
                                   2004       2003       2002       2004       2003       2002       2001
                                 --------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.....................   $   --     $   --     $   --     $   --     $   --     $   --     $   --
Units Outstanding..............       --         --         --         --         --         --         --
Variable Accumulation Unit
  Value........................   $   --     $   --     $   --     $   --     $   --     $   --     $   --
Total Return...................       --         --         --         --         --         --         --
Investment Income Ratio........       --         --         --         --         --         --         --


GROUP 2 POLICIES(b)
Net Assets.....................   $   --     $   --     $   --     $   --     $   --     $   --     $   --
Units Outstanding..............       --         --         --         --         --         --         --
Variable Accumulation Unit
  Value........................   $   --     $   --     $   --     $   --     $   --     $   --     $   --
Total Return...................       --         --         --         --         --         --         --
Investment Income Ratio........       --         --         --         --         --         --         --


GROUP 3 POLICIES
Net Assets.....................   $   28     $   89     $   51     $1,800     $  632     $  393     $  344
Units Outstanding..............        3          8          5        112         49         42         33
Variable Accumulation Unit
  Value........................   $11.18     $10.70     $10.17     $16.10     $12.89     $ 9.30     $10.31
Total Return...................     4.5%       5.2%       1.7%      24.9%      38.6%      (9.8%)      3.1%
Investment Income Ratio........    10.1%       4.1%         --         --       0.4%       0.8%         --


GROUP 4 POLICIES
Net Assets.....................   $   --     $   --     $   --     $   --     $   --     $   --     $   --
Units Outstanding..............       --         --         --         --         --         --         --
Variable Accumulation Unit
  Value........................   $   --     $   --     $   --     $   --     $   --     $   --     $   --
Total Return...................       --         --         --         --         --         --         --
Investment Income Ratio........       --         --         --         --         --         --         --

                                        FIDELITY(R) VIP
                                           OVERSEAS--
                                         INITIAL CLASS
                                 ------------------------------
                                   2004       2003       2002
                                 ------------------------------
GROUP 1 POLICIES(a)
Net Assets.....................   $   --     $   --    $    --
Units Outstanding..............       --         --         --
Variable Accumulation Unit
  Value........................   $   --     $   --    $    --
Total Return...................       --         --         --
Investment Income Ratio........       --         --         --

GROUP 2 POLICIES(b)
Net Assets.....................   $   --     $   --    $    --
Units Outstanding..............       --         --         --
Variable Accumulation Unit
  Value........................   $   --     $   --    $    --
Total Return...................       --         --         --
Investment Income Ratio........       --         --         --

GROUP 3 POLICIES
Net Assets.....................   $  525     $  509    $     1
Units Outstanding..............       41         45         --
Variable Accumulation Unit
  Value........................   $12.83     $11.29    $  7.88
Total Return...................    13.6%      43.4%     (21.2%)
Investment Income Ratio........     0.9%       0.1%         --

GROUP 4 POLICIES
Net Assets.....................   $   --     $   --    $    --
Units Outstanding..............       --         --         --
Variable Accumulation Unit
  Value........................   $   --     $   --    $    --
Total Return...................       --         --         --
Investment Income Ratio........       --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                JANUS ASPEN SERIES
              JANUS ASPEN SERIES BALANCED--                      MID CAP GROWTH--
                  INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES
     -----------------------------------------------   -------------------------------------
      2004      2003      2002      2001      2000      2004      2003       2002      2001
     ---------------------------------------------------------------------------------------
     $43,708   $43,234   $36,821   $35,709   $31,845   $    --   $    --   $     --   $   --
       2,031     2,165     2,089     1,882     1,589        --        --         --       --
     $ 21.52   $ 19.97   $ 17.63   $ 18.98   $ 20.04   $    --   $    --   $     --   $   --
        7.8%     13.3%     (7.1%)    (5.3%)    (3.0%)       --        --         --       --
        2.3%      2.3%      2.5%      2.7%                  --        --         --       --

     $54,629   $47,916   $36,285   $26,919   $12,464   $    --   $    --   $     --   $   --
       4,488     4,251     3,653     2,523     1,108        --        --         --       --
     $ 12.17   $ 11.27   $  9.93   $ 10.67   $ 11.25   $    --   $    --   $     --   $   --
        8.0%     13.5%     (6.9%)    (5.2%)    (2.8%)       --        --         --       --
        2.3%      2.3%      2.7%      3.1%                  --        --         --       --

     $   335   $   246   $   110   $    86   $    --   $   114   $    27   $      2   $    1
          29        23        12         9        --         9         3         --       --
     $ 11.63   $ 10.72   $  9.40   $ 10.04   $    --   $ 12.57   $ 10.41   $   7.70   $10.69
        8.5%     14.0%     (6.3%)     0.4%        --     20.7%     35.1%     (27.9%)    6.9%
        2.3%      2.5%      2.4%      4.2%                  --        --         --       --

     $ 6,487   $ 3,422   $ 1,084   $    --   $    --   $    --   $    --   $     --   $   --
         553       317       114        --        --        --        --         --       --
     $ 11.72   $ 10.80   $  9.47   $    --   $    --   $    --   $    --   $     --   $   --
        8.5%     14.0%     (5.3%)       --        --        --        --         --       --
        2.7%      2.6%      4.4%        --                  --        --         --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                     JANUS ASPEN SERIES
                                                                     WORLDWIDE GROWTH--
                                                                    INSTITUTIONAL SHARES
                                                       -----------------------------------------------
                                                        2004      2003      2002      2001      2000
                                                       -----------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $52,683   $51,897   $41,366   $52,870   $60,953
Units Outstanding..................................      3,304     3,386     3,323     3,142     2,790
Variable Accumulation Unit Value...................    $ 15.95   $ 15.33   $ 12.45   $ 16.82   $ 21.84
Total Return.......................................       4.0%     23.1%    (25.9%)   (23.0%)   (16.3%)
Investment Income Ratio............................       1.0%      1.1%      0.9%      0.5%

GROUP 2 POLICIES(b)
Net Assets.........................................    $45,284   $40,827   $27,454   $25,080   $14,062
Units Outstanding..................................      5,200     4,887     4,055     2,746     1,188
Variable Accumulation Unit Value...................    $  8.71   $  8.35   $  6.77   $  9.13   $ 11.84
Total Return.......................................       4.3%     23.4%    (25.7%)   (22.9%)   (16.1%)
Investment Income Ratio............................       1.0%      1.1%      1.0%      0.6%

GROUP 3 POLICIES
Net Assets.........................................    $   241   $   185   $   136   $   104   $    --
Units Outstanding..................................         24        20        18        10        --
Variable Accumulation Unit Value...................    $  9.91   $  9.46   $  7.63   $ 10.24   $    --
Total Return.......................................       4.8%     24.0%    (25.4%)     2.4%        --
Investment Income Ratio............................       1.0%      1.0%      1.1%      1.0%

GROUP 4 POLICIES
Net Assets.........................................    $ 2,999   $ 1,530   $   418   $    --   $    --
Units Outstanding..................................        282       151        51        --        --
Variable Accumulation Unit Value...................    $ 10.63   $ 10.15   $  8.19   $    --   $    --
Total Return.......................................       4.8%     24.0%    (18.1%)       --        --
Investment Income Ratio............................       1.2%      1.1%      1.8%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                           MFS(R) NEW         MFS(R)           MFS(R)
                                            DISCOVERY        RESEARCH         UTILITIES
             MFS(R) INVESTORS               SERIES--         SERIES--         SERIES--
       TRUST SERIES--INITIAL CLASS        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ----------------------------------   ---------------   -------------   ---------------
     2004     2003     2002      2001     2004     2003        2004         2004     2003
    --------------------------------------------------------------------------------------
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
        --       --        --       --       --       --          --           --       --

    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
        --       --        --       --       --       --          --           --       --

    $   58   $   54   $    46   $   61   $   62   $   22      $   --       $   19   $    5
         5        6         6        6        6        2          --            1       --
    $10.72   $ 9.63   $  7.88   $ 9.97   $11.22   $10.54      $11.70       $16.76   $12.87
     11.4%    22.1%    (21.0%)   (0.3%)    6.5%     5.4%       17.0%        30.2%    28.7%
      0.6%     0.7%      0.5%       --       --       --          --         0.8%     2.2%

    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
        --       --        --       --       --       --          --           --       --


            NEUBERGER BERMAN AMT
          MID-CAP GROWTH--CLASS I
     ----------------------------------
      2004     2003     2002      2001
    --------------------------------------------------------------------------------------   ----------------------------------
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --
     $   83   $   39   $    10   $    4
          7        4         1       --
     $12.12   $10.42   $  8.14   $11.52
      16.3%    28.1%    (29.3%)   15.2%
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                            T. ROWE PRICE
                                                                                             LIMITED-TERM
                                                       T. ROWE PRICE                             BOND
                                                  EQUITY INCOME PORTFOLIO                     PORTFOLIO
                                       ---------------------------------------------   ------------------------
                                        2004      2003      2002      2001     2000     2004     2003     2002
                                       ------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $10,984   $ 6,156   $ 3,525   $2,013   $   51   $   --   $   --   $   --
Units Outstanding....................      807       516       368      182        5       --       --       --
Variable Accumulation Unit Value.....  $ 13.61   $ 11.92   $  9.57   $11.09   $11.01   $   --   $   --   $   --
Total Return.........................    14.1%     24.6%    (13.7%)    0.7%    10.1%       --       --       --
Investment Income Ratio..............     1.7%      1.8%      1.8%     1.8%                --       --       --

GROUP 2 POLICIES(b)
Net Assets...........................  $17,806   $12,402   $ 6,921   $3,893   $  713   $   --   $   --   $   --
Units Outstanding....................    1,292     1,029       717      349       64       --       --       --
Variable Accumulation Unit Value.....  $ 13.78   $ 12.05   $  9.65   $11.16   $11.06   $   --   $   --   $   --
Total Return.........................    14.3%     24.9%    (13.5%)    0.9%    12.5%       --       --       --
Investment Income Ratio..............     1.6%      1.8%      1.8%     1.7%                --       --       --

GROUP 3 POLICIES
Net Assets...........................  $   626   $   662   $   276   $  207   $   --   $  162   $  269   $   86
Units Outstanding....................       50        61        32       21       --       15       26        8
Variable Accumulation Unit Value.....  $ 12.47   $ 10.85   $  8.65   $ 9.96   $   --   $10.64   $10.52   $10.09
Total Return.........................    14.9%     25.5%    (13.3%)   (0.4%)      --     1.1%     4.3%     0.9%
Investment Income Ratio..............     1.6%      1.8%      1.8%     3.3%              3.4%     3.5%     4.3%

GROUP 4 POLICIES
Net Assets...........................  $ 5,421   $ 1,764   $   298   $   --   $   --   $   --   $   --   $   --
Units Outstanding....................      432       162        34       --       --       --       --       --
Variable Accumulation Unit Value.....  $ 12.55   $ 10.92   $  8.70   $   --   $   --   $   --   $   --   $   --
Total Return.........................    14.9%     25.5%    (13.0%)      --       --       --       --       --
Investment Income Ratio..............     1.8%      1.9%      2.7%       --                --       --       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

     VAN ECK                              VAN KAMPEN
    WORLDWIDE         VAN ECK            UIF EMERGING                            VAN KAMPEN
    ABSOLUTE         WORLDWIDE          MARKETS DEBT--                              UIF
     RETURN         HARD ASSETS             CLASS I                   EMERGING MARKETS EQUITY--CLASS I
    ---------   -------------------   -------------------   ----------------------------------------------------
      2004        2004       2003       2004       2003       2004       2003       2002       2001       2000
    ------------------------------------------------------------------------------------------------------------
     $   --      $   --     $   --     $   --     $   --    $12,536     $9,762    $ 5,859     $6,070    $ 5,669
         --          --         --         --         --        932        888        792        742        644
     $   --      $   --     $   --     $   --     $   --    $ 13.45     $11.00    $  7.40     $ 8.18    $  8.81
         --          --         --         --         --      22.3%      48.6%      (9.5%)     (7.2%)    (39.6%)
         --          --         --         --         --       0.7%         --         --         --

     $   --      $   --     $   --     $   --     $   --    $ 8,674     $6,724    $ 3,494     $2,877    $ 1,451
         --          --         --         --         --        627        595        461        344        161
     $   --      $   --     $   --     $   --     $   --    $ 13.83     $11.29    $  7.58     $ 8.36    $  8.99
         --          --         --         --         --      22.5%      48.9%      (9.4%)     (7.0%)    (39.5%)
         --          --         --         --         --       0.7%         --         --         --

     $   --      $   30     $    4     $   24     $   20    $    75     $    2    $     1     $   --    $    --
         --           2         --          2          2          5         --         --         --         --
     $ 9.87      $14.11     $11.38     $12.05     $10.94    $ 14.88     $12.09    $  8.07     $   --    $    --
      (1.3%)      24.0%      13.8%      10.1%       9.4%      23.1%      49.7%     (19.3%)        --         --
         --        1.8%         --       6.8%         --       0.4%         --         --         --

     $   --      $   --     $   --     $   --     $   --    $ 1,257     $  371    $    74     $   --    $    --
         --          --         --         --         --         82         30          9         --         --
     $   --      $   --     $   --     $   --     $   --    $ 15.29     $12.42    $  8.30     $   --    $    --
         --          --         --         --         --      23.1%      49.7%     (17.0%)        --         --
         --          --         --         --         --       0.6%         --         --         --

         VAN KAMPEN
          UIF U.S.
        REAL ESTATE--
           CLASS I
     -------------------
       2004       2003
     -------------------
      $   --     $   --
          --         --
      $   --     $   --
          --         --
          --         --
      $   --     $   --
          --         --
      $   --     $   --
          --         --
          --         --
      $   17     $    4
           1         --
      $16.37     $12.00
       36.4%      20.0%
        1.3%         --
      $   --     $   --
          --         --
      $   --     $   --
          --         --
          --         --

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond--Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class (formerly MainStay VP Growth Equity), MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class (formerly MainStay VP Equity Income), MainStay VP S&P 500 Index--Initial Class (formerly MainStay VP Indexed Equity), MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return--Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income & Growth--Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, Alger American Leveraged All Cap-- Class O Shares, Alger American Small Capitalization--Class O Shares, American Century VP Inflation Protection--Class II, American Century VP International--Class II, American Century VP Value--Class II, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Dreyfus VIF Developing Leaders--Initial Shares (formerly known as Dreyfus VIF Small Cap), Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Fidelity(R) VIP Growth--Initial Class, Fidelity(R) VIP Index 500--Initial Class, Fidelity(R) VIP Investment Grade Bond--Initial Class, Fidelity(R) VIP Mid Cap--Initial Class, Fidelity(R) VIP Overseas--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Mid Cap Growth--Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) New Discovery Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Absolute Return, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Debt--Class I, Van Kampen UIF Emerging Markets Equity--Class I, and Van Kampen UIF U.S. Real Estate--Class I Investment Divisions (constituting the NYLIAC Variable Universal Life Separate Account-I) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining , on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                                     PART II

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934 , the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $200 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the Flexible Premium Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.


                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.


     The supplement consisting of 2 pages.


     The undertaking to file reports.

     The undertaking pursuant to Rule 484.

     The representation as to the reasonableness of aggregate fees and charges.

     The signatures.
     Written consents of the following persons (filed herewith):

     (a) Thomas F. English, Esq.

     (b) PricewaterhouseCoopers LLP

     The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

     (1) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

     (2)          Not applicable.

     (3)(a)(1) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (3)(a)(1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

     (3)(a)(2) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(a)(2) to Registrant's Post-Effective Amendment No. 3 on Form S-6, and incorporated herein by reference.

     (3)(b)       Not applicable.

     (3)(c)       Not applicable.

     (4)          Not applicable.

     (5) Form of Policy - Previously filed as Exhibit (5) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (5) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference. Rider to the Policy
                  - Previously filed as Exhibit (5) to Registrant's Post-Effective Amendment No. 5 on Form S-6 and incorporated herein by reference.

     (6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

     (7)          Not applicable.

     (8)          Not applicable.

     (9)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, re-filed as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

                  Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
                  Richard M. Kernan, Jr., Director
                  Robert D. Rock, Senior Vice President and Director Frederick J. Sievert, President and Director
                  (Principal Executive Officer)
                  Stephen N. Steinig, Senior Vice President, Chief Actuary and Director
                  Seymour Sternberg, Director

     (9)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                  Exhibit 8(d) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), and incorporated herein by reference.

     (9)(e) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

     (9)(f) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(g) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(h)       Participation Agreement between Janus Aspen Series and NYLIAC
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(i) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(j) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(k) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(l) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), and incorporated herein by reference for the following:

                  George J. Trapp, Director
                  Frank M. Boccio, Director
                  Phillip J. Hildebrand, Director
                  Michael G. Gallo, Director
                  Solomon Goldfinger, Director
                  Howard I. Atkins, Director

     (9)(m) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), and incorporated herein by reference.

     (9)(n) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

     (9)(o) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to Registrant's Initial registration statement on Form S-6 (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

     (9)(p) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(r) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

     (9)(q) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(s) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

     (9)(r) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CRF
                  232.102 (e) an Exhibit (10) (h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File Nos. 033-53342), filed 10/3/01 and incorporated herein by reference.

     (9)(s) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

     (9)(t) Power of Attorney for Michael E. Sproule, Director - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

     (9)(u) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

     (9)(v) Amendment dated September 27, 2002 to Stock Sale Agreement dated June 4, 1993 between NYLIAC and MainStay VP Series
                  Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8) (n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

     (9)(w) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17CRF 232.102(e) as Exhibit (i)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

      (9)(X) Power of Attorney for Sandra J. Kristoff, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(j) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 9/10/03 and incorporated herein by reference.

      (9)(y) Power of Attorney for John R. Meyer, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(m) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 02-86083), filed 4/5/04 and incorporated herein by reference.


     (9)(z) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.



                  Frank M. Boccio                Director
                  Carmela Condon                 Vice President and Controller
                                                 (Principal Accounting Officer)
                  Michael G. Gallo               Director
                  Solomon Goldfinger             Director and Chief Financial
                                                 Officer
                  Phillip J. Hildebrand          Director
                  Theodore A. Mathas             Director
                  John R. Meyer                  Director
                  Paul B. Morris                 Director
                  Anne F. Pollack                Director
                  Robert D. Rock                 Director
                  Frederick J. Sievert           Director and President
                                                 (Principal Executive Officer)
                  Michael E. Sproule             Director
                  Seymour Sternberg              Director



     (9)(a)(a) Power of Attorney for Angelo J. Scialabba, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(o) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File
                  No. 02-86083), filed 2/9/05 and incorporated herein by reference.



     (9)(b)(b) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(j)(15) to Post-Effective Amendment No. 12 to the registration statement on Form N-4 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

                  Scott Berlin          Director
                  Frank M. Boccio       Director
                  Michael G. Gallo      Director
                  Solomon Goldfinger    Director and Chief Financial Officer
                  Phillip J. Hildebrand Director
                  Theodore A. Mathas    Director
                  John R. Meyer         Director
                  Paul B. Morris        Director
                  Anna F. Pollack       Director
                  Robert D. Rock        Director
                  Angelo J. Scialabba   Vice President and Controller (Principal
                                        Accounting Officer)
                  Frederick J. Sievert  Director and President (Principal
                                        Executive Officer)
                  Michael E. Sproule    Director
                  Seymour Sternberg     Director

     (9)(c)(c) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

     (9)(d)(d) Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Separate Account - I (Filed No. 333-48300), filed 6/24/04 and incorporated herein by reference.

     (10) Form of Application - Previously filed as Exhibit (10) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

2. Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

3.                Not applicable.

4.                Not applicable.

5.                Not applicable.

6.                Opinion and Consent of Actuary

                  Not applicable.

7.                Consent of PricewaterhouseCoopers LLP - Filed herewith.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, NYLIAC Variable Universal Life Separate Account-I, certifies that it has met the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City and State of New York on the 13th day of September, 2005.


                                        NYLIAC VARIABLE UNIVERSAL LIFE
                                        SEPARATE ACCOUNT-I
                                            (Registrant)


                                        By  /s/ Mario Lazzaro
                                           -------------------------------------
                                            Mario Lazzaro
                                            Senior Vice President

                                        NEW YORK LIFE INSURANCE AND
                                        ANNUITY CORPORATION
                                            (Depositor)


                                        By  /s/ Mario Lazzaro
                                           -------------------------------------
                                            Mario Lazzaro
                                            Senior Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director

     Frank M. Boccio*               Director

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director




     Theodore A. Mathas*            Director

     John R. Meyer*                 Director


     Paul B. Morris*                Director


     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Angelo H. Scialabba*           Vice President and Controller (Principal
                                    Accounting Officer)

     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)
     Michael E. Sproule*            Director

     Seymour Sternberg*             Director




*By  /s/ Mario Lazzaro
   -------------------------------------
     Mario Lazzaro
     Attorney-in-Fact
     September 13, 2005


*  Pursuant to Powers of Attorney previously filed.

                                 EXHIBIT INDEX

Exhibit
Number                   Description
-------                  -----------

2.          Opinion and Consent of Thomas F. English, Esq.

7.          Consent of PricewaterhouseCoopers LLP